UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation

              Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	Series A Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 4.25%, 7/25/47 (a)(b)	$318	$318,305
ALM VII R-2 Ltd., Series 2013-7R2A, Class D, 5.64%, 4/24/24 (a)(c)	250	233,616
ALM X Ltd., Series 2013-10A, Class C, 3.93%, 1/15/25 (a)(c)	250	224,197
ALM XII Ltd., Series 2015-12A, Class D, 6.13%, 4/16/27 (a)(c)	500	404,550
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.28%, 1/15/22 (a)(c)	250	243,950
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 4.85%, 7/28/28 (a)(c)	250	238,125
ARES XXII CLO Ltd., Series 2007-22A, Class B, 1.58%, 8/15/19 (a)(c)	500	483,750
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, 7.90%, 7/18/28 (a)(c)	250	231,875
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.69%, 5/25/35 (c)	94	71,828
Atrium IX, Series 9A, Class D, 4.17%, 2/28/24 (a)(c)	500	462,390
Babson CLO Ltd., Series 2016-1A, Class E, 7.17%, 4/23/27 (a)(c)	250	227,500
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1.44%, 12/28/40 (a)(c)	123	90,307
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE2, Class 23A, 0.59%, 3/25/37 (c)	182	137,240
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.25%, 1/25/36 (c)	510	479,500
BlueMountain CLO Ltd.:
Series 2015-1A, Class D, 6.08%, 4/13/27 (a)(c)	250	205,106
Series 2015-2A, Class E, 5.97%, 7/18/27 (a)(c)	250	205,428
Canyon Capital CLO Ltd., Series 2006-1A, Class C, 1.35%, 12/15/20 (a)(c)	250	234,075
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.73%, 7/20/23 (a)(c)	250	248,203
Series 2015-4A, Class SBB1, 0.00%, 10/20/27 (a)(c)	250	237,408
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(c)	250	241,900
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.57%, 10/25/36 (c)	380	217,084
Series 2006-FRE2, Class A3, 0.61%, 10/25/36 (c)	202	115,754
Series 2006-NC3, Class A4, 0.69%, 8/25/36 (c)	630	360,070
Series 2006-NC4, Class A3, 0.61%, 10/25/36 (c)	100	69,544

Asset-Backed Securities	Par (000)	Value
C-BASS Trust:
Series 2006-CB9, Class A2, 0.56%, 11/25/36 (c)	$71	$42,764
Series 2006-CB9, Class A4, 0.68%, 11/25/36 (c)	19	11,462
Series 2007-CB1, Class AF2, 3.93%, 1/25/37 (b)	346	166,589
CIFC Funding Ltd., Series 2011-1A, Class D, 5.63%, 1/19/23 (a)(c)	500	499,942
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (c)	2,510	1,525,773
Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 0.83%, 5/25/37 (c)	210	159,420
Credit-Based Asset Servicing and Securitization LLC:
Series 2006-SL1, Class A3, 0.89%, 9/25/36 (a)(c)	7,223	1,409,763
Series 2007-RP1, Class A, 0.76%, 5/25/46 (a)(c)	103	81,575
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 0.71%, 3/15/34 (c)	108	83,364
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 7/25/27	1,240	1,368,266
CWHEQ Revolving Home Equity Loan Resecuritization Trust:
Series 2006-RES, Class 4Q1B, 0.73%, 12/15/33 (a)(c)	74	60,957
Series 2006-RES, Class 5B1B, 0.62%, 5/15/35 (a)(c)	32	26,791
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.59%, 10/15/36 (c)	855	739,847
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 0.61%, 4/25/36 (c)	83	71,755
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(b)	115	115,087
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, 0.66%, 11/25/36 (c)	1,147	1,090,697
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class B, 1.35%, 8/18/22 (a)(c)	250	244,632
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (c)	33	14,181
GSAMP Trust, Series 2006-FM2, Class A2B, 0.57%, 9/25/36 (c)	177	79,474
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.46%, 7/25/34 (c)	44	40,728

Portfolio Abbreviations
ABS	Asset-Backed Security	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	LIBOR	London Interbank Offered Rate
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
BAN	Bond Anticipation Notes	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
EDA	Economic Development Authority	REMIC	Real Estate Mortgage Investment Conduit
GO	General Obligation Bonds	S&P	Standard & Poor’s
		TBA	To-be-announced

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	1

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
Invitation Homes Trust, Series 2014-SFR2, Class E, 3.84%, 9/17/31 (a)(c)	$100	$97,914
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (b)	1,905	1,036,168
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (c)	2,451	1,677,922
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 2A3, 0.64%, 3/25/46 (c)	1,122	478,600
Series 2006-2, Class 2A4, 0.74%, 3/25/46 (c)	108	47,712
Series 2006-4, Class 2A4, 0.71%, 5/25/36 (c)	19	7,824
Series 2006-7, Class 2A2, 0.56%, 8/25/36 (c)	116	55,596
Series 2006-9, Class 2A3, 0.61%, 10/25/36 (c)	19	7,578
Madison Park Funding X Ltd., Series 2012-10A, Class B1, 2.98%, 1/20/25 (a)(c)	250	250,586
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.08%, 4/27/27 (a)(c)	250	237,069
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 0.71%, 6/25/36 (a)(c)	500	321,789
Series 2007-HE1, Class A4, 0.73%, 5/25/37 (c)	83	54,643
MASTR Specialized Loan Trust, Series 2006-3, Class A, 0.71%, 6/25/46 (a)(c)	41	34,322
Morgan Stanley IXIS Real Estate Capital Trust:
Series 2006-2, Class A2, 0.56%, 11/25/36 (c)	70	30,591
Series 2006-2, Class AFPT, 0.52%, 11/25/36 (c)	2,430	1,060,360
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 2.81%, 1/20/24 (a)(c)	500	480,314
Navient Private Education Loan Trust:
Series 2016-AA, Class A2A, 3.91%, 12/15/45 (a)	890	940,869
Series 2016-AA, Class A2B, 2.59%, 12/15/45 (a)(c)	600	603,067
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 2.94%, 1/23/24 (a)(c)	500	497,166
Series 2012-13A, Class D, 5.14%, 1/23/24 (a)(c)	500	488,774
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2, 5.26%, 1/15/19 (c)	55	41,344
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.63%, 1/15/24 (a)(c)	500	469,315
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.22%, 11/14/26 (a)(c)	250	213,875
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.33%, 10/20/28 (a)(c)	500	455,081
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	404	404,731
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	500	500,427
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	500	501,086
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)	1,000	995,034
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)	100	97,616

Asset-Backed Securities	Par (000)		Value
Series 2015-3A, Class D, 6.94%, 11/20/28 (a)	$1,000		$961,091
OZLM XIV Ltd., Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(c)	500		424,882
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 2.74%, 6/21/24 (a)(c)	500		498,984
Series 2016-2A, Class B, 3.79%, 6/21/24 (a)(c)	250		247,114
Series 2016-2A, Class C, 4.94%, 6/21/24 (a)(c)	250		243,128
Santander Drive Auto Receivables Trust, Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)	—	(d)	1,095,000
SLM Private Credit Student Loan Trust:
Series 2006-A, Class A4, 0.82%, 12/15/23 (c)	248		244,491
Series 2006-A, Class B, 0.93%, 6/15/39 (c)	1,385		1,209,514
SMB Private Education Loan Trust:
Series 2015-A, Class A3, 1.94%, 2/17/32 (a)(c)	120		118,118
Series 2015-C, Class A3, 2.39%, 8/16/32 (a)(c)	400		406,783
Series 2015-C, Class B, 3.50%, 9/15/43 (a)	500		482,275
Series 2015-C, Class C, 4.50%, 9/17/46 (a)	1,000		980,334
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)	620		628,501
Series 2016-A, Class A2B, 1.94%, 5/15/31 (a)(c)	280		279,640
Solarcity LMC Series IV LLC, Series 2015-1, Class A, 4.18%, 8/21/45 (a)	97		93,577
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.18%, 7/20/28 (a)(c)	250		249,625
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)	500		499,567
Series 2014-AA, Class C, 4.45%, 12/15/22 (a)	650		641,169
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	250		244,713
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.63%, 1/17/25 (a)(c)	500		475,306
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.04%, 5/15/24	600		611,152
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.00%, 5/25/46 (a)(b)	232		231,395
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(b)	995		995,000
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(b)	1,130		1,130,000
Voya CLO Ltd.:
Series 2012-1A, Class A2R, 2.51%, 3/14/22 (a)(c)	500		498,657
Series 2012-3A, Class BR, 2.58%, 10/15/22 (a)(c)	250		247,139
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 0.63%, 9/25/36 (c)	319		148,954
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22	460		474,832
Total Asset-Backed Securities — 58.8%			40,263,086

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series A Portfolio

Corporate Bonds	Par (000)	Value
Banks — 0.1%
Washington Mutual Bank:
0.00% (c)(e)(f)(g)	$250	$52,500
0.00% (e)(f)(g)	200	42,000

		94,500
Total Corporate Bonds — 0.1%		94,500

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 11.1%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(b)	444	437,971
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(b)	255	252,017
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, 0.65%, 10/25/46 (c)	200	131,464
Series 2006-5, Class A1, 1.33%, 11/25/46 (c)	1,379	642,577
Series 2007-1, Class A1, 1.11%, 2/25/47 (c)	55	29,931
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 2.87%, 9/25/47 (c)	281	177,512
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (b)	329	250,251
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.62%, 3/25/37 (c)	629	505,460
Series 2007-AR4, Class 2A1, 0.66%, 6/25/37 (c)	58	47,082
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46 (a)	123	123,889
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.75%, 1/25/36 (c)	962	799,267
Series 2005-76, Class 2A1, 1.44%, 2/25/36 (c)	1,171	1,020,041
Series 2006-OA16, Class A1D, 0.72%, 10/25/46 (c)	30	23,401
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	380	273,664
Series 2007-OA2, Class 1A1, 1.25%, 3/25/47 (c)	560	429,827
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 9A1, 0.56%, 8/27/36 (a)(c)	237	177,504
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.41%, 3/25/36 (c)	44	36,050
Lehman XS Trust, Series 2007-20N, Class A1, 1.59%, 12/25/37 (c)	88	65,769
LSTAR Securities Investment Trust:
Series 2015-2, Class A, 2.44%, 1/01/20 (a)(c)	432	422,008
Series 2015-3, Class A, 2.44%, 3/01/20 (a)(c)	251	246,423
Series 2016-2, Class A, 2.43%, 3/01/21 (a)(c)	599	586,013
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.77%, 4/16/36 (a)(c)	525	423,216
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 3.75%, 8/25/55 (a)(c)	87	88,753

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 0.96%, 11/26/35 (a)(c)	$100	$88,464
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (b)	297	211,342
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(c)	120	119,992

		7,609,888
Commercial Mortgage-Backed Securities — 24.6%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (c)	50	49,442
Series 2007-2, Class AM, 5.80%, 4/10/49 (c)	60	61,800
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(c)	394	363,687
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)	495	524,557
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, 0.72%, 7/25/37 (a)(c)	102	85,413
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class AMFL, 1.14%, 6/11/50 (a)(c)	100	97,752
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (c)	25	26,133
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 3/10/33 (a)	250	253,008
Series 2013-1515, Class E, 3.72%, 3/10/33 (a)	100	95,621
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(c)	210	194,829
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(c)	190	191,376
Series 2016-HEAT, Class E, 5.49%, 4/10/29 (a)(c)	125	121,095
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	80	80,594
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 1/10/48	60	66,270
Series 2016-C3, Class D, 3.05%, 1/10/26 (a)(c)	750	486,090
Series 2016-C4, Class A4, 3.28%, 5/10/58	40	42,066
Series 2016-C4, Class C, 5.04%, 4/10/26 (c)	130	129,649
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.09%, 2/15/33 (a)(c)	500	505,039
Series 2016-RNDB, Class DFL, 5.19%, 2/15/33 (a)(c)	490	497,711
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%, 5/10/35 (a)(c)	100	102,820
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(c)	250	233,062
Series 2015-SSHP, Class D, 3.48%, 9/15/27 (a)(c)	100	97,101
Series 2016-C1, Class C, 5.12%, 5/10/49 (c)	10	9,918

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	3

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2014-TWC, Class E, 3.69%, 2/13/32 (a)(c)	$200	$193,252
Series 2015-3BP, Class F, 3.24%, 2/10/25 (a)(c)	100	87,510
Series 2015-CR23, Class D, 4.40%, 5/10/48 (c)	500	368,318
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)	100	72,801
Series 2016-DC2, Class B, 3.93%, 2/10/49 (c)	40	43,636
Series 2016-DC2, Class C, 4.80%, 2/10/49 (c)	80	77,196
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(c)	100	99,931
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.27%, 11/12/43 (a)(c)	9	9,546
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM, 5.51%, 9/15/39	30	30,055
CSAIL Commercial Mortgage Trust:
Series 2015-C3, Class D, 3.36%, 8/15/48 (c)	125	88,656
Series 2016-C6, Class C, 4.91%, 1/15/49 (c)	10	10,237
FREMF Mortgage Trust:
Series 2015-K47, Class B, 3.72%, 6/25/48 (a)(c)	84	80,283
Series 2015-K50, Class B, 3.78%, 10/25/48 (a)(c)	30	28,570
Series 2015-K50, Class C, 3.78%, 10/25/48 (a)(c)	1,000	808,744
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(c)	100	99,539
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(c)	200	191,882
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(c)	1,000	939,759
GP Portfolio Trust, Series 2014-GPP, Class E, 4.28%, 2/15/27 (a)(c)	125	119,284
Great Wolf Trust, Series 2015-WOLF, Class D, 3.93%, 5/15/34 (a)(c)	256	247,988
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(c)	100	102,127
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (c)	9	8,937
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(c)	500	376,996
Hilton USA Trust:
Series 2013-HLF, Class EFL, 4.19%, 11/05/30 (a)(c)	91	90,349
Series 2013-HLT, Class AFX, 2.66%, 11/05/30 (a)	110	110,470
Series 2013-HLT, Class BFX, 3.37%, 11/05/30 (a)	200	200,980
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(c)	370	372,324
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4, 3.14%, 6/15/49	120	126,175
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class AM, 5.46%, 12/12/43	150	146,287
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(c)	800	793,475
Series 2015-CSMO, Class F, 5.68%, 1/15/32 (a)(c)	500	491,800

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(c)	$600	$577,636
Series 2016-ATRM, Class D, 5.35%, 10/05/20 (a)	250	251,339
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.44%, 9/15/28 (a)(c)	85	84,464
Series 2015-LSP, Class E, 6.03%, 9/15/28 (a)(c)	853	841,427
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)	280	193,579
Series 2016-C29, Class A4, 3.33%, 5/15/49	80	85,140
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.62%, 2/12/44 (c)	100	98,067
Series 2014-CPT, Class F, 3.56%, 7/13/29 (a)(c)	100	95,273
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(c)	100	93,675
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 2.88%, 6/25/45 (a)(c)	314	315,303
Series 2016-1, Class AFL, 2.89%, 4/25/46 (a)(c)	337	337,762
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (c)	250	249,486
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	500	513,382
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)	1,000	696,695
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)	500	319,775
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (c)	1,000	745,713
Series 2016-C33, Class A4, 3.43%, 3/15/59	250	268,206
Series 2016-C34, Class C, 5.20%, 6/15/49 (c)	130	131,370
Series 2016-NXS5, Class D, 5.05%, 1/15/59 (c)	250	211,161

		16,841,593
Interest Only Commercial Mortgage-Backed Securities — 5.3%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.33%, 11/15/48 (a)(c)	13,196	950,084
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.08%, 9/15/48 (c)	992	62,070
Series 2016-UB10, Class XA, 2.01%, 6/15/49 (c)	740	97,118
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XB, 0.30%, 8/10/35 (a)(c)	12,500	244,625
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.78%, 5/10/58 (c)	547	68,263
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, 1.39%, 10/10/47 (a)(c)	1,000	78,630
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.21%, 11/15/48 (c)	2,217	151,944
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.34%, 4/10/47 (c)	974	59,597

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.30%, 12/15/47 (c)	$3,268	$198,967
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(c)	220	14,761
Series 2015-C25, Class XA, 1.15%, 10/15/48 (c)	3,289	253,594
Series 2015-C26, Class XA, 1.27%, 10/15/48 (c)	628	47,418
Series 2016-C29, Class XA, 1.66%, 5/15/49 (c)	2,399	274,636
Series 2016-C29, Class XB, 1.12%, 5/15/49 (c)	1,020	82,009
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.34%, 9/15/57 (c)	6,724	465,793
Series 2016-C33, Class XA, 1.98%, 3/15/59 (c)	4,491	535,514
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.29%, 11/15/45 (a)(c)	599	51,010

		3,636,033
Total Non-Agency Mortgage-Backed Securities — 41.0%		28,087,514

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2016-C02, Class 1M2, 6.44%, 9/25/28 (c)	50	52,840
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K055, Class A2, 2.67%, 3/25/26	125	130,897
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac:
Series K721, Class X1, 0.46%, 8/25/22 (c)	12,977	236,991
Series KW01, Class X1, 1.12%, 1/25/26 (c)	1,190	82,870
Series K055, Class X1, 1.37%, 3/25/26 (c)	1,274	133,477
Ginnie Mae, Series 2016-87, Class IO, 1.01%, 8/16/58	480	40,050

		493,388
Total U.S. Government Sponsored Agency Securities — 1.0%		677,125
Total Long-Term Investments (Cost — $69,198,945) — 100.9%		69,122,225

Short-Term Securities	Shares	Value
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.16% (h)	739,755	$739,755
Total Short-Term Securities (Cost — $739,755) — 1.1%		739,755
Total Investments (Cost — $69,938,700*) — 102.0%		69,861,980
Liabilities in Excess of Other Assets — (2.0)%		(1,372,063)

Net Assets — 100.0%		$68,489,917

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	5

Schedule of Investments (continued)	Series A Portfolio

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$69,767,813

Gross unrealized appreciation	$1,127,430
Gross unrealized depreciation	(1,033,263)

Net unrealized appreciation	$94,167

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Variable rate security. Rate as of period end.

(d)	Amount is less than $500.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Perpetual security with no stated maturity date.

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps - Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 7 A	2.00%	Morgan Stanley Capital Services LLC	1/17/47	A-	$120	$ (8,239)	$ (8,055)	$ (184)
CMBX.NA Series 7 A	2.00%	Morgan Stanley Capital Services LLC	1/17/47	A-	$ 60	(4,119)	(5,063)	944
CMBX.NA Series 7 A	2.00%	Morgan Stanley Capital Services LLC	1/17/47	A-	$ 60	(4,126)	(4,655)	529
CMBX.NA Series 7 A	2.00%	Morgan Stanley Capital Services LLC	1/17/47	A-	$ 60	(4,126)	(4,512)	386
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	$490	(52,974)	(48,945)	(4,029)
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	$ 70	(7,568)	(8,713)	1,145
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	$ 45	(4,865)	(4,282)	(583)
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	$ 45	(4,865)	(4,252)	(613)
CMBX.NA Series 9 A	2.00%	Credit Suisse International	9/17/58	Not Rated	$ 60	(7,910)	(8,653)	743
CMBX.NA Series 9 A	2.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	$ 60	(7,910)	(8,570)	660
CMBX.NA Series 9 A	2.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	$ 40	(5,273)	(5,254)	(19)
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	$125	(28,003)	(26,453)	(1,550)
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	$125	(28,003)	(26,396)	(1,607)
Total						$(167,981)	$(163,803)	$(4,178)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (concluded)	Series A Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$33,022,818	$7,240,268	$40,263,086
Corporate Bonds	—	94,500	—	94,500
Non-Agency Mortgage-Backed Securities	—	24,616,534	3,470,980	28,087,514
U.S. Government Sponsored Agency Securities	—	677,125	—	677,125
Short-Term Securities	$739,755	—	—	739,755

Total	$739,755	$58,410,977	$10,711,248	$69,861,980

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$4,407	—	$4,407
Liabilities:
Credit contracts	—	(8,585)	—	(8,585)
Total	—	$(4,178)	—	$(4,178)

[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $46,725 is categorized as Level 1 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2016	$2,512,610	$ 3,647,831	$ 92,232	$ 6,252,673
Transfers into Level 3	552,993	—	—	552,993
Transfers out of Level 3[1]	(232,500)	(1,160,530)	(92,232)	(1,485,262)
Accrued discounts/premiums	2,386	6,932	—	9,318
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)[2]	24,013	(3,776)	—	20,237
Purchases	4,391,236	1,045,724	—	5,436,960
Sales	(10,470)	(65,201)	—	(75,671)

Closing Balance, as of June 30, 2016	$7,240,268	$ 3,470,980	—	$10,711,248

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[2]	$ 24,013	$ (3,776)	—	$ 20,237

[1]

As of March 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2016, the Fund used unadjusted price quotations in active markets in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	7

Schedule of Investments June 30, 2016 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 1.0%
JPMorgan Chase & Co.:
6.00% (a)(b)	$1,775	$1,812,719
7.90% (a)(b)	500	510,000
Wells Fargo & Co.:
5.88% (a)(b)	225	239,906
5.90% (a)(b)	283	291,136
7.98% (a)(b)	817	854,786

		3,708,547
Capital Markets — 0.3%
State Street Capital Trust IV, 1.65%, 6/01/77 (a)	1,075	897,980
State Street Corp., 5.25% (a)(b)	315	323,663

		1,221,643
Industrial Conglomerates — 0.2%
General Electric Co., 5.00% (a)(b)	598	634,478
Insurance — 0.8%
Allstate Corp., 5.75%, 8/15/53 (a)	835	856,293
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	500,850
MetLife, Inc., 5.25% (a)(b)	900	893,250
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	819,820

		3,070,213
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	2,200	2,268,750
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust, 5.63%, 5/20/75 (a)	359	331,177
Total Capital Trusts — 3.0%		11,234,808

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp.:
3.10%, 1/15/23	95	100,129
3.55%, 1/15/26	145	157,507
4.07%, 12/15/42	575	612,136
4.70%, 5/15/46	110	129,665
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,400,630
United Technologies Corp.:
1.80%, 6/01/17	820	826,275
6.05%, 6/01/36	450	600,638
4.50%, 6/01/42	340	389,406

		4,216,386
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	274	275,181
FedEx Corp., 3.25%, 4/01/26	120	125,524

		400,705
Airlines — 0.5%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	130	130,983
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (c)	795	822,504
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	806	850,517
Virgin Australia Trust, 5.00%, 10/23/23 (c)	218	224,994

		2,028,998

Corporate Bonds	Par (000)	Value
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	$225	$225,967
4.88%, 3/15/19	501	489,727

		715,694
Automobiles — 0.8%
BMW U.S. Capital LLC:
1.50%, 4/11/19 (c)	450	453,223
2.00%, 4/11/21 (c)	540	547,003
Volkswagen Group of America Finance LLC:
1.60%, 11/20/17 (c)	1,050	1,050,443
1.65%, 5/22/18 (c)	1,075	1,074,254

		3,124,923
Banks — 13.3%
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,342,787
5.63%, 10/14/16	325	329,248
5.75%, 12/01/17	1,755	1,857,566
2.63%, 4/19/21	1,115	1,132,101
5.70%, 1/24/22	2,125	2,460,363
3.30%, 1/11/23	569	585,585
4.20%, 8/26/24	1,210	1,250,799
4.00%, 1/22/25	605	616,683
3.95%, 4/21/25	1,490	1,517,334
4.45%, 3/03/26	2,305	2,410,882
Bank of America N.A., 1.65%, 3/26/18	1,075	1,081,448
Barclays Bank PLC, 5.14%, 10/14/20	300	317,923
Barclays PLC, 2.75%, 11/08/19	805	799,319
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,407,717
1.70%, 4/27/18	1,100	1,101,763
2.15%, 7/30/18	1,040	1,052,677
2.50%, 7/29/19	950	967,699
Citizens Bank N.A.:
2.50%, 3/14/19	525	532,475
2.55%, 5/13/21	330	333,186
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	1,050	1,085,890
HSBC Holdings PLC, 4.25%, 8/18/25	500	504,561
HSBC USA, Inc., 1.70%, 3/05/18	955	955,604
ING Bank NV, 2.50%, 10/01/19 (c)	950	969,326
Intesa Sanpaolo SpA, 5.71%, 1/15/26	595	564,129
JPMorgan Chase & Co.:
1.70%, 3/01/18	1,075	1,080,952
2.20%, 10/22/19	1,655	1,682,240
2.25%, 1/23/20	1,800	1,824,755
2.70%, 5/18/23	2,275	2,298,137
4.95%, 6/01/45	1,170	1,284,634
Lloyds Bank PLC, 2.00%, 8/17/18	1,050	1,048,823
Lloyds Banking Group PLC, 4.65%, 3/24/26	1,275	1,291,082
Macquarie Bank Ltd., 1.60%, 10/27/17 (c)	1,300	1,301,387
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	1,048	1,064,906
Santander Holdings USA, Inc.:
2.12%, 11/24/17 (a)	945	944,868
2.70%, 5/24/19	1,475	1,482,096
Santander UK PLC:
2.50%, 3/14/19	975	984,948
5.00%, 11/07/23 (c)	1,103	1,132,228
U.S. Bancorp, 3.10%, 4/27/26	305	317,245

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	1

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co.:
2.50%, 3/04/21	$985	$1,010,054
3.50%, 3/08/22	1,500	1,608,978
4.13%, 8/15/23	350	376,810
5.61%, 1/15/44	200	239,250
4.65%, 11/04/44	605	638,068
4.90%, 11/17/45	456	499,003
4.40%, 6/14/46	440	448,279

		49,735,808
Beverages — 2.3%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21	1,400	1,451,821
3.30%, 2/01/23	2,725	2,871,251
3.65%, 2/01/26	2,450	2,624,553
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,000	1,017,359
Molson Coors Brewing Co.:
1.45%, 7/15/19	95	95,241
2.10%, 7/15/21	230	230,699
3.00%, 7/15/26	285	284,719
4.20%, 7/15/46	170	170,727

		8,746,370
Biotechnology — 2.2%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,233,111
2.85%, 5/14/23	550	557,475
3.20%, 5/14/26	540	547,008
4.40%, 11/06/42	795	810,080
4.70%, 5/14/45	1,073	1,134,752
Amgen, Inc.:
2.20%, 5/22/19	169	173,341
4.66%, 6/15/51	927	968,542
Baxalta, Inc., 4.00%, 6/23/25 (c)	950	991,319
Gilead Sciences, Inc.:
3.25%, 9/01/22	135	143,761
3.65%, 3/01/26	235	255,722
4.50%, 2/01/45	23	25,070
4.75%, 3/01/46	354	402,534

		8,242,715
Capital Markets — 5.1%
Credit Suisse AG:
1.70%, 4/27/18	965	966,033
3.00%, 10/29/21	665	681,158
3.63%, 9/09/24	1,150	1,189,752
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 6/09/23 (c)	547	545,596
Goldman Sachs Group, Inc.:
1.32%, 5/22/17 (a)	1,075	1,075,833
6.15%, 4/01/18	850	915,871
2.63%, 1/31/19	1,000	1,023,468
2.55%, 10/23/19	1,470	1,504,038
4.25%, 10/21/25	310	320,444
4.80%, 7/08/44	545	603,307
Morgan Stanley:
6.25%, 8/28/17	885	932,877
1.88%, 1/05/18	1,240	1,247,013
2.20%, 12/07/18	225	227,964
7.30%, 5/13/19	1,625	1,867,060
5.63%, 9/23/19	265	294,020
5.50%, 7/28/21	10	11,419
3.88%, 1/27/26	225	238,857
4.35%, 9/08/26	655	685,207

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
UBS AG:
1.80%, 3/26/18	$1,460	$1,473,890
2.38%, 8/14/19	973	995,097
UBS Group Funding Jersey Ltd., 3.00%, 4/15/21 (c)	2,150	2,192,893

		18,991,797
Chemicals — 0.8%
CF Industries, Inc., 5.38%, 3/15/44	700	660,139
Eastman Chemical Co., 4.65%, 10/15/44	700	715,978
LyondellBasell Industries NV, 5.00%, 4/15/19	1,650	1,785,934

		3,162,051
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,779,750
Communications Equipment — 0.1%
Harris Corp., 3.83%, 4/27/25	200	212,055
Consumer Finance — 3.7%
American Express Credit Corp., 1.55%, 9/22/17	460	462,041
Capital One Bank USA N.A., 2.30%, 6/05/19	450	455,587
Capital One Financial Corp., 4.75%, 7/15/21	55	61,223
Capital One N.A.:
2.35%, 8/17/18	1,100	1,115,371
2.40%, 9/05/19	250	253,308
2.95%, 7/23/21	735	755,296
Discover Bank:
2.60%, 11/13/18	700	710,530
3.10%, 6/04/20	1,292	1,319,906
Discover Financial Services, 3.85%, 11/21/22	650	660,137
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	1,275	1,277,712
2.94%, 1/08/19	1,415	1,456,244
General Motors Financial Co., Inc.:
2.40%, 4/10/18	1,100	1,108,642
3.25%, 5/15/18	660	673,680
6.75%, 6/01/18	325	352,962
3.15%, 1/15/20	760	769,353
3.20%, 7/06/21	565	565,899
Synchrony Financial:
2.03%, 11/09/17 (a)	1,200	1,200,466
2.60%, 1/15/19	615	621,730

		13,820,087
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc.:
2.20%, 3/15/21	120	123,791
2.75%, 3/15/23	600	619,939
GE Capital International Funding Co., 4.42%, 11/15/35 (c)	1,386	1,554,518
General Electric Capital Corp.:
6.75%, 3/15/32	308	432,263
6.15%, 8/07/37	205	285,187
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,232,554
Shell International Finance BV:
6.38%, 12/15/38	300	407,536
4.38%, 5/11/45	500	542,817
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	487	492,877
Voya Financial, Inc., 2.90%, 2/15/18	591	602,061

		6,293,543

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 3.4%
AT&T Inc.:
5.20%, 3/15/20	$800	$894,988
3.80%, 3/15/22	1,110	1,179,178
0.00%, 11/27/22 (c)(d)	2,000	1,615,680
3.60%, 2/17/23	525	547,669
4.50%, 5/15/35	750	767,245
5.15%, 3/15/42	325	350,663
4.30%, 12/15/42	76	73,584
4.80%, 6/15/44	65	66,730
4.35%, 6/15/45	105	101,741
4.75%, 5/15/46	203	208,049
Verizon Communications, Inc.:
3.65%, 9/14/18	1,000	1,050,797
7.75%, 12/01/30	750	1,051,421
4.27%, 1/15/36	1,475	1,509,533
6.25%, 4/01/37	850	1,061,468
3.85%, 11/01/42	425	399,695
4.86%, 8/21/46	725	792,488
4.67%, 3/15/55	912	922,433

		12,593,362
Electric Utilities — 6.1%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	453,084
Duke Energy Carolinas LLC:
5.25%, 1/15/18	450	479,264
3.75%, 6/01/45	420	443,453
Duke Energy Progress LLC, 6.30%, 4/01/38	750	1,044,054
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,177,532
Emera U.S. Finance LP:
2.15%, 6/15/19 (c)	185	187,152
4.75%, 6/15/46 (c)	745	756,118
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	904,338
Entergy Corp., 4.00%, 7/15/22	700	751,159
Eversource Energy, 1.60%, 1/15/18	125	125,751
Exelon Corp.:
1.55%, 6/09/17	145	145,251
2.45%, 4/15/21	30	30,422
3.40%, 4/15/26	200	209,025
Florida Power & Light Co., 5.95%, 2/01/38	800	1,097,630
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	833,268
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,770,927
Kentucky Utilities Co., 5.13%, 11/01/40	375	470,174
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,321,290
Northern States Power Co., 6.20%, 7/01/37	725	998,642
Ohio Power Co., 6.60%, 3/01/33	675	863,962
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	660	822,462
PacifiCorp, 6.00%, 1/15/39	450	608,344
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,183,585
3.15%, 4/01/22	775	806,494
Southern Co.:
2.35%, 7/01/21	785	800,585
2.95%, 7/01/23	1,740	1,803,682
3.25%, 7/01/26	1,070	1,111,434
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (c)	445	475,774

		22,674,856

Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 1.3%
CVS Health Corp.:
3.38%, 8/12/24	$650	$690,831
5.30%, 12/05/43	425	530,542
5.13%, 7/20/45	716	888,252
Walgreens Boots Alliance, Inc.:
2.60%, 6/01/21	270	275,037
3.10%, 6/01/23	135	137,500
3.45%, 6/01/26	195	200,175
4.80%, 11/18/44	1,080	1,161,861
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	886,677
6.50%, 8/15/37	160	231,885

		5,002,760
Food Products — 0.8%
Kraft Heinz Foods Co.:
3.00%, 6/01/26 (c)	2,235	2,253,278
5.00%, 6/04/42	250	287,428
4.38%, 6/01/46 (c)	365	385,996

		2,926,702
Gas Utilities — 0.2%
Atmos Energy Corp., 8.50%, 3/15/19	800	943,136
Health Care Equipment & Supplies — 1.9%
Becton Dickinson and Co.:
2.68%, 12/15/19	100	102,853
3.73%, 12/15/24	160	172,343
Boston Scientific Corp., 2.85%, 5/15/20	195	202,009
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,445,220
Medtronic, Inc.:
3.15%, 3/15/22	960	1,024,482
4.63%, 3/15/44	500	583,969
4.63%, 3/15/45	1,040	1,222,927
St. Jude Medical, Inc., 4.75%, 4/15/43	117	124,936
Stryker Corp., 3.50%, 3/15/26	160	169,741
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18	390	393,259
2.70%, 4/01/20	680	688,255

		7,129,994
Health Care Providers & Services — 2.4%
Aetna, Inc.:
1.70%, 6/07/18	720	725,778
1.90%, 6/07/19	485	491,300
2.40%, 6/15/21	320	326,490
2.80%, 6/15/23	350	357,526
3.50%, 11/15/24	395	416,728
Anthem, Inc.:
4.35%, 8/15/20	1,275	1,382,799
4.65%, 1/15/43	300	313,087
5.10%, 1/15/44	300	337,228
Cigna Corp., 3.25%, 4/15/25	618	627,698
Coventry Health Care, Inc., 5.45%, 6/15/21	850	970,000
UnitedHealth Group, Inc.:
3.35%, 7/15/22	75	80,237
2.88%, 3/15/23	1,175	1,223,255
3.75%, 7/15/25	770	844,780
4.63%, 11/15/41	645	735,955
4.75%, 7/15/45	120	144,564

		8,977,425

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	3

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
2.75%, 12/09/20	$85	$88,740
3.70%, 1/30/26	365	394,362
4.88%, 12/09/45	190	222,163

		705,265
Household Durables — 0.1%
Newell Brands, Inc.:
3.85%, 4/01/23	275	291,684
4.20%, 4/01/26	235	254,752

		546,436
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	966,625
Industrial Conglomerates — 0.4%
Eaton Corp., 4.15%, 11/02/42	900	969,349
Tyco Electronics Group SA, 3.50%, 2/03/22	600	634,039

		1,603,388
Insurance — 1.7%
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	918,567
American International Group, Inc.:
6.40%, 12/15/20	485	570,390
3.30%, 3/01/21	220	227,283
3.90%, 4/01/26	1,240	1,277,860
4.50%, 7/16/44	200	193,489
Aon PLC, 4.00%, 11/27/23	1,760	1,880,261
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,426,379

		6,494,229
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 1.63%, 11/28/17	975	977,050
IT Services — 1.2%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	2,175	2,299,236
3.50%, 4/15/23	625	648,926
5.00%, 10/15/25	425	482,472
Visa, Inc.:
2.80%, 12/14/22	510	538,044
3.15%, 12/14/25	620	662,849

		4,631,527
Life Sciences Tools & Services — 0.4%
Life Technologies Corp., 6.00%, 3/01/20	820	925,398
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18	220	222,499
3.00%, 4/15/23	180	183,757

		1,331,654
Machinery — 0.5%
AGCO Corp., 5.88%, 12/01/21	92	99,847
John Deere Capital Corp.:
1.35%, 1/16/18	790	795,690
2.38%, 7/14/20	830	857,004

		1,752,541
Media — 4.4%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	991,651
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (c)	1,245	1,301,578
4.46%, 7/23/22 (c)	1,485	1,595,983
4.91%, 7/23/25 (c)	3,252	3,555,418

Corporate Bonds	Par (000)	Value
Media (continued)
6.48%, 10/23/45 (c)	$160	$191,043
6.83%, 10/23/55 (c)	57	67,774
Comcast Corp.:
4.25%, 1/15/33	650	717,187
6.50%, 11/15/35	550	764,578
6.55%, 7/01/39	500	695,485
4.50%, 1/15/43	225	254,001
4.60%, 8/15/45	700	805,956
COX Communications, Inc., 8.38%, 3/01/39 (c)	442	534,123
Discovery Communications LLC:
4.90%, 3/11/26	1,355	1,436,942
4.88%, 4/01/43	790	712,696
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,033,123
Sky PLC:
2.63%, 9/16/19 (c)	200	203,497
3.75%, 9/16/24 (c)	510	529,862
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	807,035
4.50%, 9/15/42	137	127,608

		16,325,540
Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
3.75%, 6/15/25	74	77,413
7.13%, 7/15/28	550	698,189
Southern Copper Corp., 5.88%, 4/23/45	425	400,381

		1,175,983
Multi-Utilities — 2.4%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18	1,475	1,589,290
4.50%, 2/01/45	900	1,010,289
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	921,081
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,879,485
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	864,289
Dominion Resources, Inc., 2.96%, 7/01/19 (f)	345	351,222
NiSource Finance Corp., 5.25%, 2/15/43	440	528,588
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	630,251
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,179,475

		8,953,970
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,100	1,157,803
Chevron Corp., 2.19%, 11/15/19	255	262,157
ConocoPhillips Co.:
3.35%, 11/15/24	370	381,153
4.95%, 3/15/26	1,526	1,730,365
Devon Energy Corp.:
3.25%, 5/15/22	731	708,920
5.85%, 12/15/25	675	744,582
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	571,561
Encana Corp., 6.50%, 5/15/19	750	795,000
Energy Transfer Partners LP:
6.70%, 7/01/18	925	984,228
5.20%, 2/01/22	1,130	1,190,510
6.50%, 2/01/42	560	588,034
Enterprise Products Operating LLC:
6.45%, 9/01/40	800	969,370
5.70%, 2/15/42	490	570,923
4.90%, 5/15/46	1,120	1,206,604
Kerr-McGee Corp., 7.88%, 9/15/31	450	536,153
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17	1,325	1,355,789
6.50%, 4/01/20	390	430,058
4.25%, 9/01/24	768	777,624

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
7.30%, 8/15/33	$800	$871,047
5.00%, 3/01/43	190	179,891
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	79,572
6.50%, 9/15/20	925	1,019,435
Marathon Petroleum Corp., 4.75%, 9/15/44	631	538,071
Noble Energy, Inc., 5.25%, 11/15/43	425	432,111
Phillips 66, 4.88%, 11/15/44	828	903,813
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	951,322
3.45%, 1/15/21	255	263,307
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	876,797
4.65%, 10/15/25	1,075	1,085,371
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,046,622
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,064,383
Sunoco, Inc., 5.75%, 1/15/17	530	539,958
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,372,192
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,080,702
Williams Partners LP:
4.50%, 11/15/23	1,300	1,246,792
3.90%, 1/15/25	1,082	983,481

		29,495,701
Pharmaceuticals — 3.5%
Actavis Funding SCS:
3.45%, 3/15/22	1,780	1,848,637
4.55%, 3/15/35	525	539,554
4.85%, 6/15/44	425	447,581
4.75%, 3/15/45	1,147	1,204,434
EMD Finance LLC, 1.70%, 3/19/18 (c)	1,800	1,808,195
Johnson & Johnson:
2.05%, 3/01/23	270	276,395
2.45%, 3/01/26	510	527,777
3.55%, 3/01/36	1,085	1,198,710
Merck & Co., Inc., 2.35%, 2/10/22	310	319,330
Mylan NV:
2.50%, 6/07/19 (c)	332	336,408
5.25%, 6/15/46 (c)	450	468,761
Mylan, Inc., 2.60%, 6/24/18	968	980,293
Pfizer, Inc., 5.20%, 8/12/20	900	1,031,237
Roche Holdings, Inc., 3.35%, 9/30/24 (c)	850	922,160
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,978
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	544,699
Wyeth LLC, 5.95%, 4/01/37	425	565,889

		13,032,038
Professional Services — 0.5%
Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,309,135
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	602,823

		1,911,958
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.:
2.80%, 6/01/20	1,000	1,023,327
3.30%, 2/15/21	265	276,449
4.70%, 3/15/22	1,325	1,462,172
5.00%, 2/15/24	568	642,409
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,099,167
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	303,893

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.:
3.40%, 2/15/21	$1,453	$1,516,838
5.25%, 1/15/23	807	905,502
DDR Corp., 4.75%, 4/15/18	280	292,133
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	821,691
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	728,101
10.35%, 4/01/19	280	341,058

		9,412,740
Road & Rail — 1.1%
Burlington Northern Santa Fe LLC:
5.75%, 5/01/40	500	641,355
4.15%, 4/01/45	690	751,429
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,487,071
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	575,495
Kansas City Southern, 2.35%, 5/15/20 (c)	370	369,772
Union Pacific Corp., 4.05%, 3/01/46	355	390,012

		4,215,134
Semiconductors & Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/01/24	40	43,635
Lam Research Corp.:
3.45%, 6/15/23	140	144,589
3.90%, 6/15/26	235	247,403

		435,627
Software — 1.9%
Autodesk, Inc., 1.95%, 12/15/17	550	551,322
Microsoft Corp., 4.45%, 11/03/45	385	434,145
Oracle Corp.:
1.90%, 9/15/21	1,525	1,530,601
2.40%, 9/15/23	2,050	2,057,298
2.65%, 7/15/26	1,690	1,694,240
4.13%, 5/15/45	925	953,484

		7,221,090
Specialty Retail — 0.4%
Home Depot, Inc.:
4.40%, 3/15/45	215	249,139
4.25%, 4/01/46	335	384,058
Lowe’s Cos., Inc., 3.70%, 4/15/46	425	436,978
QVC, Inc., 4.38%, 3/15/23	250	251,549

		1,321,724
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.:
0.93%, 5/06/19 (a)	1,100	1,098,471
2.85%, 2/23/23	1,010	1,061,324
3.25%, 2/23/26	855	907,647
4.38%, 5/13/45	960	1,045,905
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (c)	670	720,323

		4,833,670
Tobacco — 1.7%
Altria Group, Inc.:
4.50%, 5/02/43	450	507,939
5.38%, 1/31/44	557	714,130
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	958,238
Philip Morris International, Inc.:
3.88%, 8/21/42	700	717,214

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	5

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Tobacco (continued)
4.13%, 3/04/43	$206	$220,957
4.25%, 11/10/44	550	604,100
Reynolds American, Inc.:
4.00%, 6/12/22	730	793,354
4.85%, 9/15/23	220	251,181
4.45%, 6/12/25	555	621,566
7.00%, 8/04/41	350	440,919
5.85%, 8/15/45	400	511,092

		6,340,690
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.38%, 6/01/21	540	553,484
Wireless Telecommunication Services — 1.8%
Alltel Corp., 7.88%, 7/01/32	470	641,767
America Movil SAB de CV:
2.38%, 9/08/16	3,140	3,149,213
4.38%, 7/16/42	475	480,036
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,612,922
Orange SA, 5.50%, 2/06/44	350	439,394
Vodafone Group PLC, 4.38%, 2/19/43	425	400,705

		6,724,037
Total Corporate Bonds — 83.5%		312,681,218

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	794,654
Export-Import Bank of Korea, 1.38%, 1/14/17 (a)	1,307	1,308,804
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,711,050
6.38%, 2/04/21 (c)	633	688,261
3.50%, 1/30/23	650	612,040
6.38%, 1/23/45	475	477,375
Total Foreign Agency Obligations — 1.5%		5,592,184

Foreign Government Obligations	Par (000)	Value
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	507,879
Colombia — 0.3%
Republic of Colombia:
5.63%, 2/26/44	413	457,397
5.00%, 6/15/45	560	581,000

		1,038,397
Indonesia — 0.4%
Republic of Indonesia:
4.13%, 1/15/25	350	364,511
4.75%, 1/08/26	975	1,061,649

		1,426,160
Mexico — 0.7%
United Mexican States:
4.75%, 3/08/44	2,005	2,160,387
5.55%, 1/21/45	500	598,750

		2,759,137
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	359,600

Foreign Government Obligations	Par (000)	Value
Poland — 0.1%
Republic of Poland, 3.25%, 4/06/26	$440	$448,552
Turkey — 0.1%
Republic of Turkey, 4.25%, 4/14/26	300	304,545
Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50	375	373,125
Total Foreign Government Obligations — 1.9%		7,217,395

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,421,660
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,621,509
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,783,496
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,487,291
State of California GO:
7.30%, 10/01/39	510	771,773
7.63%, 3/01/40	150	236,628
7.60%, 11/01/40	430	695,568
Total Taxable Municipal Bonds — 2.1%		8,017,925

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Fannie Mae, 2.13%, 4/24/26	3,909	4,014,750

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.00%, 11/15/45	6,690	7,691,996
2.50%, 2/15/46	1,449	1,508,828
U.S. Treasury Notes:
1.25%, 1/31/20	175	177,557
1.38%, 1/31/21	3,441	3,501,787
1.13%, 2/28/21	720	725,062
2.00%, 11/30/22	789	825,350
2.38%, 8/15/24	525	565,113
1.63%, 2/15/26-5/15/26	6,076	6,147,605
Total U.S. Treasury Obligations — 5.7%		21,143,298
Total Long-Term Investments (Cost — $349,164,370) — 98.8%		369,901,578

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.16% (g)	8,175,299	8,175,299
Total Short-Term Securities (Cost — $8,175,299) — 2.2%		8,175,299
Total Investments Before Options Written (Cost — $357,339,669*) — 101.0%		378,076,877

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series C Portfolio

Options Written	Value
(Premiums Received — $ 318,210) — (0.1)%	$ (293,309)
Total Investments Net of Options Written — (100.9)%	377,783,568
Liabilities in Excess of Other Assets — (0.9)%	(3,211,075)

Net Assets — 100.0%	$374,572,493

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$357,413,251

Gross unrealized appreciation	$21,292,376
Gross unrealized depreciation	(628,750)

Net unrealized appreciation	$20,663,626

(a)	Variable rate security. Rate as of period end.

(b)	Perpetual security with no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(15)	U.S. Treasury Bonds (30 Year)	September 2016	$2,585,156	$(144,868)
10	U.S. Treasury Notes (10 Year)	September 2016	$1,329,844	(768)
(7)	U.S. Treasury Notes (2 Year)	September 2016	$1,535,297	(8,845)
334	U.S. Treasury Notes (5 Year)	September 2016	$40,802,797	710,973
4	U.S. Ultra Treasury Bonds	September 2016	$745,500	18,093
Total				$ 574,585

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.55%	Pay	3-Month LIBOR	3/15/18	$8,870	$(122,163)
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.47%	Pay	3-Month LIBOR	3/19/18	$8,870	(112,373)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.55%	Receive	3-Month LIBOR	3/15/18	$8,870	(27,278)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.47%	Receive	3-Month LIBOR	3/19/18	$8,870	(31,495)
Total								$(293,309)

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	7

Schedule of Investments (continued)	Series C Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.34%[1]	3-month LIBOR	10/05/16[2]	11/30/20	$29,110	$(454,748)
2.38%[1]	3-month LIBOR	N/A	5/14/25	$ 1,900	(174,228)
Total					$(628,976)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(13,667)	$ (672)	$(12,995)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(16,593)	(8,357)	(8,236)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(13,581)	4,873	(18,454)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(16,284)	(2,884)	(13,400)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(13,927)	(6,488)	(7,439)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(13,807)	(6,913)	(6,894)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	$2,225	5,078	117	4,961
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	$1,500	19,988	19,002	986
Total					$(62,793)	$ (1,322)	$(61,471)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
Anthem, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	$ 12,785	$ (2,816)	$15,601
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	16,233	1,440	14,793
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$1,200	13,515	(732)	14,247
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse International	3/20/19	BBB	$ 825	9,370	(2,760)	12,130
American Tower Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB-	$1,875	(65,393)	(76,562)	11,169
Total						$(13,490)	$(81,430)	$67,940

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (concluded)	Series C Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$369,901,578	—	$ 369,901,578
Short-Term Securities	$8,175,299	—	—	8,175,299

Total	$8,175,299	$369,901,578	—	$ 378,076,877

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$73,887	—	$ 73,887
Interest rate contracts	$729,066	—	—	729,066
Liabilities:
Credit contracts	—	(67,418)	—	(67,418)
Interest rate contracts	(154,481)	(922,285)	—	(1,076,766)

Total	$574,585	$(915,816)	—	$ (341,231)

[1]     See above Schedule of Investments for values in each security type.

[2]     Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,607	—	—	$ 12,607
Cash pledged:
Futures contracts	260,710	—	—	260,710
Centrally cleared swaps	451,530	—	—	451,530

Total	$724,847	—	—	$ 724,847

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	9

Schedule of Investments June 30, 2016 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series S, RB, 5.50%, 6/01/30	$500	$536,735
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,249,500

		1,786,235
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	370	372,013
Arizona — 1.2%
City of Phoenix IDA, Refunding RB:
Basis School Project, 5.00%, 7/01/45 (a)	140	149,080
Basis School Project, Series A, 5.00%, 7/01/35 (a)	45	48,586
Basis School Project, Series A, 5.00%, 7/01/46 (a)	50	53,231
Legacy Traditional Schools Project, 5.00%, 7/01/35 (a)	300	320,856
Legacy Traditional Schools Project, 5.00%, 7/01/45 (a)	100	106,100
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	655,300

		1,333,153
Arkansas — 0.5%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	272,258
5.00%, 12/01/42	250	296,765

		569,023
California — 12.5%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 6/01/28	500	508,520
RB, Asset-Backed, 5.60%, 6/01/36	405	411,885
RB, Asset-Backed, 5.70%, 6/01/46	760	772,935
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 6/01/26	55	55,034
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 6/01/26	275	275,063
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 6/01/45	160	160,006
Refunding RB, Golden Gate Tobacco Project, Series A, 5.00%, 6/01/36	285	285,088
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 4/01/45	500	601,625
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	826,013
California Municipal Finance Authority:
RB, John Adams Academics Project, 5.00%, 10/01/35	250	267,047
RB, John Adams Academics Project, 5.25%, 10/01/45	250	268,430
RB, Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	159,474
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 2/01/46	250	292,753
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	770	856,702

Municipal Bonds	Par (000)	Value
California (continued)
California School Finance Authority, RB, Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	$250	$269,175
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56 (a)	905	1,046,596
Refunding RB, (AGM) 5.00%, 11/15/49	500	599,800
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44	250	281,963
Refunding RB, Huntington Memorial Hospital Project, Series B, 5.00%, 7/01/44	500	593,745
Refunding RB, John Muir Health Project, Series A, 4.00%, 8/15/46	475	524,058
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 5/01/43	85	86,404
Series B, 5.63%, 5/01/29	125	127,065
Series B, 6.00%, 5/01/43	315	317,514
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	286,825
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 9/01/44	500	550,005
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	645	659,422
Oakland Unified School District, GO, Series A, 5.00%, 8/01/40	350	420,406
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	623,275
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 6/01/37	970	970,049
5.13%, 6/01/46	500	500,020

		13,596,897
Colorado — 2.3%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45 (a)	500	533,360
Colorado Health Facilities Authority, Refunding RB:
Evangelical Lutheran Good Project, 5.00%, 6/01/40	500	575,205
Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45	130	137,865
Sunny Vista Living Center Project, Series A, 6.25%, 12/01/50	130	137,576
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	536,615
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	500	550,465

		2,471,086
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	215	218,453
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 2/01/45 (a)	110	114,264
Refunding RB, Priority District Project, Series C, 6.25%, 2/01/30 (a)	330	342,428

		675,145

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	1

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Delaware — 0.4%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	$380	$417,837
Florida — 4.5%
Babcock Ranch Community Independent Special District, Special Assessment Bonds, 4.25%, 11/01/21	340	346,161
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	500	590,285
Cape Coral Health Facilities Authority, Refunding RB, Senior Housing Gulf Care Project, 5.88%, 7/01/40 (a)	250	273,030
Capital Trust Agency, Inc., RB, Gardens Apartments Project, Series A, 5.00%, 7/04/50	500	522,480
Celebration Pointe Community Development District, Special Assessment Bonds, 5.13%, 5/01/45	250	261,365
Florida Development Finance Corp., RB, Renaissance Charter School Project, Series A, 6.13%, 6/15/44	150	157,945
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	268,930
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	409,749
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.88%, 5/01/35	250	265,885
Village of Lakewood Ranch Project, Series S, 4.00%, 5/01/21	100	103,509
Village of Lakewood Ranch Project, Series S, 5.00%, 5/01/36	100	105,479
Village of Lakewood Ranch Project, Series S, 5.13%, 5/01/46	170	180,176
Miami Beach Redevelopment Agency, Refunding Tax Allocation Bonds, City Center Project, (AGM) 5.00%, 2/01/44	750	891,360
Orange County Health Facilities Authority, RB, Presbyterian Retirement Community Project, 5.00%, 8/01/35	250	293,630
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 5/01/45	250	257,967

		4,927,951
Georgia — 0.6%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	250	312,683
Private Colleges & Universities Authority, RB, Savannah College of Art & Design Project, 5.00%, 4/01/44	250	290,920

		603,603
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (a)	220	230,232
Idaho — 0.5%
Idaho Health Facilities Authority, RB, St. Luke’s Health Systems, Inc. Project, Series A, 5.00%, 3/01/44	500	585,590

Municipal Bonds	Par (000)	Value
Illinois — 5.0%
City of Chicago, GO:
Refunding, Series A, 5.00%, 1/01/36	$250	$251,243
Series A, 5.50%, 1/01/39	400	407,336
City of Chicago, O’Hare International Airport Revenue, Refunding RB:
Senior Lien, Series D, 5.00%, 1/01/39	260	306,472
Series D, 5.00%, 1/01/46	1,000	1,197,200
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 1/01/39	500	577,805
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	548,215
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	163,101
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 6/15/53	390	461,284
Refunding RB, McCormick Project, Series B-2, 5.00%, 6/15/50	500	533,395
Refunding RB, McCormick Project, Series B-2, 5.25%, 6/15/50	350	377,283
State of Illinois, GO:
5.00%, 2/01/39	300	326,202
5.00%, 5/01/39	275	299,698

		5,449,234
Indiana — 1.5%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 1/01/29 (a)	515	520,402
Indiana Finance Authority, RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	1,000	1,133,060

		1,653,462
Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	750	780,907
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, Series C, 5.50%, 6/01/42	150	150,005
Capital Appreciation, Asset-Backed, Series B, 5.60%, 6/01/34	160	160,602

		1,091,514
Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Life Communities Project, Series S:
6.25%, 11/15/46	120	121,542
6.38%, 11/15/51	120	121,762

		243,304
Louisiana — 0.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 9/15/44 (a)	150	162,366
Maryland — 1.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	264,033

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Maryland (continued)
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	$150	$173,125
Maryland Economic Development Corp., Refunding RB, University of Maryland Project, 5.00%, 7/01/39	100	112,898
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 7/01/40	500	592,680

		1,142,736
Massachusetts — 3.0%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	500	588,965
RB, Green Bonds, Boston Medical Center Project, 5.00%, 7/01/44	480	563,938
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 9/01/35	250	280,645
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 9/01/45	335	370,507
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	357,641
Refunding RB, Emmanuel College Project, Series A, 4.00%, 10/01/46	1,000	1,057,750

		3,219,446
Michigan — 2.1%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	274,685
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	500	516,485
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	290,383
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	585,670
Series D, 5.00%, 12/01/40	500	596,450

		2,263,673
Minnesota — 1.7%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 7/01/30	350	365,305
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 7/01/37	740	803,529
City of Ham Lake, RB, DaVinci Academy Project, Series A,:
5.00%, 7/01/36	100	106,227
5.00%, 7/01/47	270	282,801
City of Rochester, RB, Homestead Rochester, Inc. Project, 5.00%, 12/01/49	220	237,123

		1,794,985
Missouri — 1.3%
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project:
5.75%, 11/15/36 (a)	220	228,393
6.00%, 11/15/46 (a)	155	162,282
6.00%, 11/15/51 (a)	100	103,773
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 5/01/35	400	415,628
St Louis County IDA, Refunding RB, Nazareth Living Center Project, 4.15%, 8/15/21	500	501,850

		1,411,926

Municipal Bonds	Par (000)	Value
Nebraska — 0.5%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	$500	$591,605
New Jersey — 8.6%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/22	850	924,707
5.25%, 11/01/39	250	269,015
5.25%, 11/01/44	560	600,555
Essex County Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	250	262,017
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 9/15/19	850	906,687
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 4/01/31	100	124,053
RB, AMT, Private Activity — The Goethals Project, 5.38%, 1/01/43	500	583,635
RB, Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	156,673
RB, Series WW, 5.25%, 6/15/40	1,000	1,144,320
Refunding RB, 5.00%, 6/15/23	1,000	1,135,110
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	267,395
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health Obligated Project:
4.25%, 7/01/44	395	431,956
5.00%, 7/01/44	220	259,145
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,000	1,176,940
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA:
5.00%, 6/15/38	250	274,803
5.25%, 6/15/41	205	234,586
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	555	542,524

		9,294,121
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	367,425
New York — 11.3%
Build NYC Resource Corp.:
RB, 5.50%, 11/01/44	250	278,407
Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	100	113,746
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	1,000	1,044,480
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	215,027
Dutchess County Industrial Development Agency, Refunding RB, Bard College Civic Facility Project, Series A-1, 5.00%, 8/01/46	530	524,281
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/45	495	495,025
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	580,710
Nassau County Tobacco Settlement Corp, Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	240	236,520

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	3

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
New York (continued)
New York Counties Tobacco Trust IV, Refunding RB, Series A:
6.25%, 6/01/41 (a)	$550	$582,753
5.00%, 6/01/42	915	914,963
5.00%, 6/01/45	225	224,984
New York Liberty Development Corp.:
RB, Goldman Sachs Headquarters Project, 5.25%, 10/01/35	700	942,592
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,157,540
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	175,357
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	132,047
New York Transportation Development Corp, Refunding RB, AMT, American Airlines, Inc. Project,:
5.00%, 8/01/26	435	481,149
5.00%, 8/01/31	490	535,898
Town of Oyster Bay, GO, Refunding, BAN, Series D, 3.88%, 6/28/17	220	222,224
TSASC, Inc., Refunding RB, Series 1:
4.75%, 6/01/22	125	125,123
5.00%, 6/01/34	435	435,004
Ulster Tobacco Asset Securitization Corp., RB, Asset-Backed, 6.00%, 6/01/40	190	190,091
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	353	413,056
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 1/01/34	900	1,022,121
Wartburg Senior Housing Project, Series A, 5.00%, 6/01/30 (a)	250	267,045
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,000	1,000,190

		12,310,333
North Carolina — 0.9%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1-77, 5.00%, 6/30/54	115	129,543
North Carolina Medical Care Commission:
RB, Salemtowne Project, 5.38%, 10/01/45	250	278,910
Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	270,250
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	250	263,267

		941,970
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 6/01/47	1,000	991,210
County of Allen, Refunding RB, Mercy Health Project, Series A, 4.00%, 11/01/44	345	372,914
County of Franklin, RB, OPRS Communities Obligation Group Project, Series S, 6.13%, 7/01/40	585	668,175
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	348,517
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 6/30/53	370	421,707

		2,802,523

Municipal Bonds	Par (000)	Value
Oklahoma — 0.7%
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 6/01/35 (b)	$615	$719,009
Oregon — 1.4%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	167,989
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/41	450	451,953
5.00%, 9/01/46	550	662,359
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 7/01/45	250	264,907

		1,547,208
Pennsylvania — 5.2%
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 4/01/33	250	266,287
Montgomery County IDA:
First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	225	226,204
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 1/15/45	500	576,070
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	170	178,758
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 7/01/45	250	286,473
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	167,645
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 6/30/42	625	739,419
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	564,410
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	291,115
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/46	350	421,663
Series B, 5.25%, 12/01/44	1,000	1,190,040
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 4/01/45	500	598,135
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	130	146,262

		5,652,481
Puerto Rico — 1.5%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 5/15/39	310	310,006
5.63%, 5/15/43	665	665,007
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	380	253,658

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
6.13%, 7/01/24	$85	$60,956
6.00%, 7/01/38	215	153,190
6.00%, 7/01/44	200	140,998

		1,583,815
Rhode Island — 1.7%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	100	112,219
Series B, 4.50%, 6/01/45	750	808,207
Series B, 5.00%, 6/01/50	810	874,654

		1,795,080
South Carolina — 2.8%
South Carolina Ports Authority, RB, AMT:
5.00%, 7/01/45	250	295,463
5.25%, 7/01/55	500	588,910
South Carolina State Public Service Authority, Refunding RB:
Series A, 5.50%, 12/01/54	1,000	1,215,110
Series E, 5.25%, 12/01/55	810	989,051

		3,088,534
Tennessee — 0.3%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	290,467
Texas — 5.3%
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 1/01/46	175	215,527
Series A, 5.00%, 1/01/45	500	596,210
Central Texas Turnpike System, Refunding RB, Series C,:
5.00%, 8/15/37	200	235,588
5.00%, 8/15/42	250	294,685
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 7/15/35	100	112,529
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 7/01/29	500	567,255
City of San Antonio Airport System, RB, AMT, 5.00%, 7/01/45	500	586,130
County of Hays, Special Assessment Bonds, La Cima Import District Project, 7.00%, 9/15/45	250	263,125
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	250	274,007
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	280,347
Mission Economic Development Corp, RB, AMT, Senior Lien, National Gasoline Project, 5.75%, 10/01/31 (a)	525	560,154
New Hope Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	270,667
Newark Higher Education Finance Corp., RB, Christian Schools, Inc. Project, Series A, 5.50%, 8/15/35 (a)	250	263,737
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 1/01/40	250	295,855
Tarrant County Cultural Education Facilities Finance Corp.:
RB, Buckingham Senior Living Community Project, 5.50%, 11/15/45	350	387,229

Municipal Bonds	Par (000)	Value
Texas (continued)
Refunding RB, Barton Creek Senior Living Center Project, 4.75%, 11/15/35	$250	$271,577
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	284,180

		5,758,802
Utah — 1.0%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 7/15/49 (a)	545	567,176
Spectrum Academy Project, 6.00%, 4/15/45 (a)	500	533,735

		1,100,911
Virginia — 1.7%
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	265,933
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	430,500
Lower Magnolia Green Community Development Authority, Special Assessment Bonds:
5.00%, 3/01/35 (a)	250	255,990
5.00%, 3/01/45 (a)	100	102,038
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 6/01/47	430	417,083
Virginia College Building Authority:
RB, Green Bonds, Marymount University Project, 5.00%, 7/01/45 (a)	250	276,567
Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45	100	110,627

		1,858,738
Washington — 1.4%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	268,260
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	224,106
Series A, 5.00%, 12/01/30	200	214,264
Port of Seattle RB, AMT, Series C, 5.00%, 4/01/40	250	295,315
Washington State Housing Finance Commission:
RB, Herons’s Key Project, Series A, 7.00%, 7/01/45 (a)	250	267,913
Refunding RB, Skyline 1st. Hill Project, 6.00%, 1/01/45 (a)	210	219,227

		1,489,085
Wisconsin — 1.8%
Public Finance Authority:
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 4.75%, 12/01/35	140	149,075
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	340	366,734
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	226,500
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	156,837
Refunding RB, AMT, Celanese Project, Series C, 4.30%, 11/01/30	100	104,989
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	750	808,747

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	5

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	$100	$104,625

		1,917,507
Total Municipal Bonds — 91.2%		99,111,025

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Illinois — 0.7%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/40	660	800,001
New York — 6.0%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,076,883
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 3/15/36	3,330	4,150,412
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	1,000	1,251,411

		6,478,706
North Carolina — 1.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,226,650

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Washington — 1.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45 (a)	$ 1,340	$1,623,808
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.3%		10,129,165
Total Long-Term Investments (Cost — $100,918,105) — 100.5%		109,240,190

Short-Term Securities	Shares
Dreyfus Tax Exempt Cash Management, Institutional Class, 0.21% (d)	2,287,257	2,287,257
Total Short-Term Securities (Cost — $2,287,257) — 2.1%		2,287,257
Total Investments (Cost — $103,205,362*) — 102.6%		111,527,447
Other Assets Less Liabilities — 1.9%		2,005,437
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(4,842,539)

Net Assets — 100.0%		$108,690,345

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$98,342,286

Gross unrealized appreciation	$8,352,826
Gross unrealized depreciation	(2,665)

Net unrealized appreciation	$8,350,161

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	Current yield as of period end.

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (concluded)	Series E Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	U.S. Treasury Bonds (30 Year)	September 2016	$689,375	$(33,384)
(10)	U.S. Treasury Notes (10 Year)	September 2016	$1,329,844	(19,233)
(3)	U.S. Treasury Notes (5 Year)	September 2016	$366,492	(6,472)
(2)	U.S. Ultra Treasury Bonds	September 2016	$372,750	(24,097)
Total				$(83,186)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$109,240,190	—	$109,240,190
Short-Term Securities	$2,287,257	—	—	2,287,257

Total	$2,287,257	$109,240,190	—	$111,527,447

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(83,186)	—	—	$(83,186)

[1] See above Schedule of Investments for values in each state.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/ or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$40,650	—	—	$ 40,650
Liabilities:
TOB Trust Certificates	—	$(4,835,000)	—	(4,835,000)

Total	$40,650	$(4,835,000)	—	$ (4,794,350)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	7

Schedule of Investments June 30, 2016 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.65%, 12/17/31 (a)(b)	$609	$604,431
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)	1,393	1,413,256
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.54%, 8/15/23 (a)(b)	51	50,699
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.39%, 8/16/32 (a)(b)	1,000	1,016,957
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.69%, 5/17/32 (a)(b)	1,196	1,177,660
Total Asset-Backed Securities — 0.7%		4,263,003

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 5.0%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 9/15/48 (b)	2,600	2,873,134
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	9,650	9,971,710
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.96%, 7/05/33 (a)(b)	2,600	2,561,753
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 4/10/29 (a)	1,750	1,822,260
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	1,330	1,339,630
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 5/10/47	2,800	3,092,430
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	168	167,890
Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class B, 3.93%, 2/10/49 (b)	1,200	1,309,094
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)	3,600	3,583,414
Great Wolf Trust, Series 2015-WOLF, Class A, 1.89%, 5/15/34 (a)(b)	500	494,359
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.13%, 7/15/36 (a)(b)	700	699,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, 5/15/46 (b)	1,200	1,260,719

		29,175,955
Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 3.4%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 1.08%, 9/15/48 (b)	1,785	111,727
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.78%, 5/10/58 (b)	11,123	1,388,901
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class XA, 1.27%, 7/10/47 (b)	2,856	182,131

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-P1, Class XA, 0.95%, 9/15/48 (b)	$8,350	$461,843
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.47%, 3/10/46 (b)	3,830	238,485
Series 2014-CR14, Class XA, 1.00%, 2/10/47 (b)	3,508	127,960
Series 2014-CR15, Class XA, 1.31%, 2/10/47 (b)	19,278	1,017,815
Series 2014-CR16, Class XA, 1.23%, 4/10/47 (b)	1,360	81,651
Series 2015-CR24, Class XA, 0.88%, 8/10/55 (b)	7,236	433,786
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)	13,818	896,772
Series 2015-DC1, Class XA, 1.18%, 2/10/48 (b)	18,437	1,248,481
Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)	8,024	621,325
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)	9,917	497,646
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)	22,150	904,551
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	18,600	726,568
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)	9,300	641,920
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.55%, 9/15/37 (a)(b)	26,000	1,119,820
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 0.96%, 4/15/50 (b)	14,495	843,085
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	137,638	636,136
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.34%, 4/10/47 (b)	974	59,597
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.52%, 2/15/48 (b)	24,000	1,801,337
Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)	17,192	1,141,775
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.32%, 11/15/46 (b)	3,644	210,824
Series 2014-C18, Class XA, 0.98%, 10/29/47 (b)	1,387	58,945
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)	16,737	1,018,950
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)	4,485	345,810
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)	3,398	389,068
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class XA, 1.17%, 9/15/58 (b)	6,054	408,017
Series 2015-NXS1, Class XA, 1.34%, 5/15/48 (b)	8,721	625,420
Series 2016-C33, Class XA, 1.98%, 3/15/59 (b)	3,892	464,112

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	1

Schedule of Investments (continued)	Series M Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 1.09%, 9/15/57 (b)	$9,963	$519,890
Series 2014-C24, Class XA, 1.12%, 11/15/47 (b)	6,047	337,579
Series 2014-LC14, Class XA, 1.40%, 3/15/47 (b)	3,171	211,922

		19,773,849
Total Non-Agency Mortgage-Backed Securities — 8.4%		48,949,804

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.7%
Ginnie Mae:
Series 2014-107, Class WX, 6.83%, 7/20/39 (b)	1,619	1,929,085
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,290	1,312,140
Series 2014-62, Class Z, 3.00%, 4/20/44	1,067	1,064,112

		4,305,337
Commercial Mortgage-Backed Securities — 3.2%
Fannie Mae, Series, 2015-M1, Class A2, 2.53%, 9/25/24	12,000	12,429,719
Freddie Mac, Series K035, Class A2, 3.46%, 8/25/23 (b)	5,600	6,189,769

		18,619,488
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45	1,049	75,474
Series 2015-152, Class PI, 4.00%, 10/20/45	420	32,361
Series 2015-176, Class IO, 4.00%, 11/20/45	136	10,354
Series 2016-82, Class IM, 4.00%, 2/01/46	100	9,281

		127,470
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2012-M9, Class X1, 4.01%, 12/25/17 (b)	11,080	372,527
Freddie Mac:
Series 2016-KC01, Class X1, 0.85%, 12/25/22 (b)	7,489	249,682
Series K040, Class X1, 0.87%, 9/25/24 (b)	9,412	467,719
Series K041, Class X1, 0.69%, 10/25/24 (b)	13,698	530,493
Series K042, Class X1, 1.19%, 12/25/24 (b)	4,076	296,459
Series K043, Class X1, 0.68%, 12/25/24 (b)	16,344	645,596
Series K045, Class X1, 0.58%, 1/25/25 (b)	40,741	1,323,278
Series K718, Class X1, 0.77%, 1/25/22 (b)	2,224	67,517

		3,953,271
Mortgage-Backed Securities — 169.0%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/31 (c)	1,500	1,522,118
2.50%, 4/01/30-7/01/31 (c)	13,443	13,923,411
3.00%, 11/01/26-7/01/46 (c)	134,997	141,236,932

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 9/01/28-7/01/46 (c)	$ 178,105	$188,664,638
4.00%, 2/01/29-7/01/46 (c)	168,113	180,712,902
4.50%, 5/01/24-7/01/46 (c)	62,187	68,106,293
5.00%, 2/01/35-7/01/46 (c)	24,438	27,197,966
5.50%, 5/01/34	7,212	8,182,307
6.00%, 2/01/38-1/01/40	3,986	4,564,407
6.50%, 5/01/36-7/01/46 (c)	904	1,042,429
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/30-9/01/30	4,982	5,167,805
2.77%, 10/01/45 (b)	1,460	1,510,634
3.00%, 5/01/27-7/01/46 (c)	25,847	26,988,679
3.09%, 5/01/36 (b)	611	650,264
3.50%, 12/01/20-7/01/46 (c)	25,954	27,595,708
4.00%, 8/01/40-7/01/46 (c)	31,943	34,249,993
4.50%, 4/01/18-7/01/46 (c)	10,695	11,686,571
5.00%, 5/01/28-7/01/46 (c)	5,409	5,980,430
5.50%, 1/01/28-7/01/46 (c)	1,412	1,579,255
6.00%, 8/01/28-11/01/39	920	1,050,533
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/46 (c)	29,293	30,624,523
3.50%, 9/15/42-7/15/46 (c)	92,384	98,029,411
4.00%, 9/20/40-7/15/46 (c)	76,482	81,786,406
4.50%, 9/20/39-11/20/44	16,468	18,044,185
5.00%, 7/15/33-7/15/46 (c)	6,860	7,566,358
5.50%, 7/15/38-12/20/41	1,853	2,070,315
6.00%, 7/01/46-7/15/46 (c)	2,080	2,377,007

		992,111,480
Total U.S. Government Sponsored Agency Securities — 173.6%		1,019,117,046
Total Long-Term Investments (Cost — $1,061,953,539) — 182.7%		1,072,329,853

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.16% (d)	26,045,747	26,045,747
Total Short-Term Securities (Cost — $26,045,747) — 4.4%		26,045,747
Total Investments Before TBA Sale Commitments (Cost — $1,087,999,286*) — 187.1%		1,098,375,600

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/31	$ 6,965	(7,205,914)
3.00%, 7/01/31-7/01/46	103,732	(107,728,775)
3.50%, 7/01/31-7/01/46	97,906	(103,331,231)
4.00%, 7/01/46	75,660	(81,119,535)
4.50%, 7/01/46	25,600	(27,943,867)
5.00%, 7/01/46	12,470	(13,853,722)
6.00%, 7/01/46	300	(343,072)
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/31	4,770	(4,932,700)
3.00%, 7/01/31-7/01/46	23,396	(24,305,052)
4.00%, 7/01/46	9,400	(10,060,938)
4.50%, 7/01/31	200	(204,445)
5.00%, 7/01/46	3,800	(4,193,228)
6.00%, 7/01/46	900	(1,023,289)

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series M Portfolio

TBA Sale Commitments (c)	Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/46	$38,619	$(40,988,940)
4.00%, 7/15/46	35,025	(37,438,440)
5.50%, 7/15/46	1,000	(1,112,531)
6.00%, 7/15/46	1,040	(1,188,991)
Total TBA Sale Commitments (Proceeds — $464,712,704) — (79.6)%		(466,974,670)

Value
Total Investments Net of TBA Sale Commitments — 107.5%	$631,400,930
Liabilities in Excess of Other Assets — (7.5)%	(44,270,347)

Net Assets — 100.0%	$587,130,583

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,088,001,300

Gross unrealized appreciation	$12,425,587
Gross unrealized depreciation	(2,051,287)

Net unrealized appreciation	$10,374,300

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$7,003,255	$ 32,924
BNP Paribas Securities Corp.	$(103,969)	$ (535)
Citigroup Global Markets, Inc.	$18,132,428	$ 99,764
Credit Suisse Securities (USA) LLC	$12,343,227	$ (62,678)
Daiwa Capital Markets America, Inc.	$19,554,709	$ 133,428
Deutsche Bank Securities, Inc.	$(86,174)	$ (21,185)
Goldman Sachs & Co.	$(19,811,783)	$(278,563)
J.P. Morgan Securities LLC	$(34,036,947)	$(358,595)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$15,441,820	$ 12,140
Morgan Stanley & Co. LLC	$16,368,343	$ 53,966
Nomura Securities International, Inc.	$(5,176,000)	$ (83,022)
RBC Capital Markets, LLC	$8,002,621	$ 28,629
Wells Fargo Securities, LLC	$6,744,890	$ 22,841

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
40	U.S. Treasury Notes (10 Year)	September 2016	$5,319,375	$ 3,072
(11)	U.S. Treasury Notes (2 Year)	September 2016	$2,412,609	(16,894)
(139)	U.S. Treasury Notes (5 Year)	September 2016	$16,980,805	(231,201)
164	Euro Dollar	December 2016	$40,723,250	53,017
(2)	Euro Dollar	March 2017	$496,525	(5,903)
(3)	Euro Dollar	June 2017	$744,525	(9,942)
(1)	Euro Dollar	September 2017	$248,075	(2,476)
(396)	Euro Dollar	December 2017	$98,183,250	(359,590)
4	Euro Dollar	March 2018	$991,350	12,882
Total				$(557,035)

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	3

Schedule of Investments (continued)	Series M Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.42%[1]	3-month LIBOR	4/24/45	$ 820	$(116,885)
2.38%[1]	3-month LIBOR	4/24/45	$ 800	(106,198)
2.39%[1]	3-month LIBOR	4/24/45	$ 800	(108,243)
2.42%[1]	3-month LIBOR	4/24/45	$ 760	(108,806)
2.83%[2]	3-month LIBOR	7/10/45	$ 3,030	759,333
Total				$ 319,201

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Total Return Swaps
Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	$326	$(4,692)	$ 127	$(4,819)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$319	4,593	(402)	4,995
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$319	4,594	968	3,626
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	$313	(4,495)	1,109	(5,604)
Total					—	$1,802	$(1,802)

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (concluded)	Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,263,003	—	$4,263,003
Non-Agency Mortgage-Backed Securities	—	48,949,804	$—	48,949,804
U.S. Government Sponsored Agency Securities	—	1,019,117,046	—	1,019,117,046
Short-Term Securities	$26,045,747	—	—	26,045,747
Liabilities:
Investments:
TBA Sale Commitments	—	(466,974,670)	—	(466,974,670)

Total	$26,045,747	$605,355,183	$—	$631,400,930

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$68,971	$767,954	—	$836,925
Liabilities:
Interest rate contracts	(626,006)	(450,555)	—	(1,076,561)
Total	$(557,035)	$317,399	—	$(239,636)

[1] Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Futures contracts	$243,810	—	—	$243,810
Centrally cleared swaps	4,960	—	—	4,960

Total	$248,770	—	—	$248,770

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	5

Schedule of Investments June 30, 2016 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 30.4%
BlackRock Allocation Target Shares: Series S Portfolio	5,677,836	$54,450,446

Value
Total Affiliated Investment Companies (Cost — $55,635,126*) — 30.4%	$54,450,446
Other Assets Less Liabilities — 69.6%	124,686,410

Net Assets — 100.0%	$179,136,856

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$55,635,126

Gross unrealized appreciation	—
Gross unrealized depreciation	$(1,184,680)

Net unrealized depreciation	$(1,184,680)

(a)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2016	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Loss
BlackRock Allocation Target Shares: Series S Portfolio	6,972,481	1,294,645	5,677,836	$54,450,446	$527,676	$(352,357)

Derivative Financial Instruments Outstanding as of Period End

   Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(320)	U.S. Treasury Notes (10 Year)	September 2016	$42,555,000	$ (941,900)
141	U.S. Treasury Notes (2 Year)	September 2016	$30,925,266	88,860
88	U.S. Treasury Notes (5 Year)	September 2016	$10,750,438	119,207
(159)	U.S. Ultra Treasury Bonds (10 Year)	September 2016	$23,161,828	(807,776)
Total				$(1,541,609)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
0.81%[1]	3-month LIBOR	4/14/17	$20,000	$ (31,960)
0.99%[1]	3-month LIBOR	8/12/17	$80,195	(368,045)
1.11%[1]	3-month LIBOR	1/08/18	$22,000	(224,019)
1.30%[1]	3-month LIBOR	8/12/18	$36,000	(567,126)
2.28%[1]	3-month LIBOR	8/12/25	$80,500	(7,234,871)
1.85%[1]	3-month LIBOR	1/22/26	$18,000	(942,926)
Total				$(9,368,947)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	1

Schedule of Investments (concluded)	Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$54,450,446	—	—	$54,450,446

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$208,067	—	—	$208,067
Liabilities:
Interest rate contracts	(1,749,676)	$(9,368,947)	—	(11,118,623)
Total	$(1,541,609)	$(9,368,947)	$—	$(10,910,556)

[1] Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$121,073,779	—	—	$121,073,779
Cash pledged:
Futures contracts	612,190	—	—	612,190
Centrally cleared swaps	3,424,570	—	—	3,424,570

Total	$125,110,539	—	—	$125,110,539

During the period ended June 30, 2016, there were no transfers between levels.

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Class B, 1.19%, 5/08/18	$119	$118,864
Series 2013-2, Class C, 1.79%, 3/08/19	575	575,442
Series 2013-4, Class B, 1.66%, 9/10/18	300	300,315
Series 2013-4, Class C, 2.72%, 9/09/19	300	303,228
Series 2013-5, Class C, 2.29%, 11/08/19	545	550,895
Series 2015-1, Class A3, 1.26%, 11/08/19	1,200	1,200,369
Series 2016-1, Class A3, 1.81%, 10/08/20	1,900	1,916,048
ARES CLO Ltd., Series 2012-2A, Class AR, 1.92%, 10/12/23 (a)(b)	1,620	1,614,414
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	779	784,120
BA Credit Card Trust, Series 2014-A1, Class A, 0.82%, 6/15/21 (b)	990	989,283
BlueMountain CLO Ltd., Series 2013-4A, Class A, 2.13%, 4/15/25 (a)(b)	3,000	3,000,000
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 2.02%, 1/20/25 (a)(b)	1,000	997,893
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 2/16/21	2,550	2,584,597
Series 2015-4, Class A3, 1.56%, 11/16/20	3,200	3,228,252
Series 2016-2, Class A3, 1.52%, 2/16/21	1,420	1,428,229
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21	5,379	5,448,975
Series 2015-A4, Class A4, 1.84%, 4/15/22	1,180	1,203,875
Series 2015-A5, Class A5, 1.36%, 4/15/20	3,500	3,520,928
Series 2016-A2, Class A, 1.37%, 6/15/21	3,500	3,518,111
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)	1,560	1,563,588
CNH Equipment Trust:
Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,858,829
Series 2016-B, Class A3, 1.63%, 8/15/21	770	775,231
Colony American Homes, Series 2015-1A, Class A, 1.65%, 7/17/32 (a)(b)	3,992	3,957,616
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.42%, 11/15/23 (a)	3,310	3,321,889
Dryden XXIV Senior Loan Fund, Series 2012-24RA, Class AR, 1.92%, 11/15/23 (a)(b)	2,000	1,988,777
Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/20	1,867	1,876,089
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class D, 3.50%, 1/15/19	965	973,971
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.39%, 4/15/20	1,130	1,138,254
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (a)	290	290,226
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.14%, 5/17/21 (a)(b)	1,625	1,619,472
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21	2,180	2,195,506
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,016	3,019,292

Asset-Backed Securities	Par (000)	Value
PFS Financing Corp.:
Series 2014-AA, Class A, 1.04%, 2/15/19 (a)(b)	$1,050	$1,046,607
Series 2015-AA, Class A, 1.06%, 4/15/20 (a)(b)	1,600	1,584,518
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,296,623
Santander Drive Auto Receivables Trust:
Series 2012-5, Class C, 2.70%, 8/15/18	53	53,611
Series 2012-6, Class C, 1.94%, 3/15/18	26	25,601
Series 2012-6, Class D, 2.52%, 9/17/18	3,500	3,516,294
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	624	624,464
Series 2013-1, Class C, 1.76%, 1/15/19	855	856,114
Series 2013-3, Class C, 1.81%, 4/15/19	444	445,173
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	720	728,707
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.05%, 3/15/22 (b)	126	124,567
Series 2004-B, Class A2, 0.85%, 6/15/21 (b)	109	108,406
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.94%, 1/15/43 (a)(b)	2,000	2,012,309
Series 2012-C, Class A1, 1.54%, 8/15/23 (a)(b)	24	23,828
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	955	974,101
Series 2012-E, Class A2B, 2.19%, 6/15/45 (a)(b)	3,500	3,521,711
Series 2013-A, Class A2B, 1.49%, 5/17/27 (a)(b)	2,000	1,996,371
Series 2013-C, Class A1, 1.29%, 2/15/22 (a)(b)	212	212,323
SLM Student Loan Trust, Series 2013-4, Class A, 1.00%, 6/25/27 (b)	492	470,507
SMB Private Education Loan Trust, Series 2015-A, Class A1, 1.04%, 7/17/23 (a)(b)	2,249	2,245,664
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.64%, 3/25/33 (a)(b)	2,582	2,547,751
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)	2,077	2,078,153
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)	882	888,316
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	955	960,649
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	1,185	1,220,229
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.30%, 4/15/20	1,120	1,125,121
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 1/17/23	2,065	2,164,674
Series 2012-C, Class A, 2.23%, 8/15/22	930	950,845
Series 2012-D, Class B, 3.34%, 4/17/23	330	333,765
Total Asset-Backed Securities — 41.3%		91,999,580

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
United Technologies Corp., 1.78%, 5/04/18 (c)(d)	1,325	1,336,904

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	1

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	$80	$80,360
Airlines — 0.7%
Continental Airlines Pass-Through Trust:
Series 2009-1, 9.00%, 7/08/16	456	455,659
Series 2009-2, Class B, 9.25%, 5/10/17	315	331,786
UAL Pass-Through Trust:
Series 2009-1, 10.40%, 11/01/16	109	111,958
Series 2009-2A, 9.75%, 1/15/17	197	203,847
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (a)	402	415,373

		1,518,623
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	351,505
Automobiles — 2.4%
BMW U.S. Capital LLC, 1.50%, 4/11/19 (a)	345	347,471
Daimler Finance North America LLC:
1.45%, 8/01/16 (a)(c)	300	300,137
1.65%, 3/02/18 (a)(c)	755	759,158
1.50%, 7/05/19 (a)	750	750,000
General Motors Co., 3.50%, 10/02/18 (c)	2,100	2,162,107
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)(c)	1,115	1,114,226

		5,433,099
Banks — 4.6%
Bank of America Corp., 2.65%, 4/01/19 (c)	4,173	4,275,130
BB&T Corp., 2.45%, 1/15/20 (c)	1,500	1,541,802
Citigroup, Inc., 2.05%, 6/07/19	390	392,684
Citizens Bank N.A.:
2.30%, 12/03/18	335	339,384
2.55%, 5/13/21	250	252,414
Commonwealth Bank of Australia, 1.75%, 11/02/18	455	458,265
JPMorgan Chase & Co.:
1.63%, 5/15/18 (c)	1,400	1,405,473
2.25%, 1/23/20 (c)	1,250	1,267,191
2.40%, 6/07/21	240	243,354

		10,175,697
Beverages — 2.2%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19 (c)	3,110	3,162,808
2.65%, 2/01/21 (c)	645	668,875
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)(c)	1,000	1,006,618

		4,838,301
Biotechnology — 2.7%
AbbVie, Inc.:
1.80%, 5/14/18 (c)	665	669,660
2.00%, 11/06/18 (c)	1,500	1,515,313
2.50%, 5/14/20 (c)	620	633,840
Amgen, Inc., 2.20%, 5/22/19 (c)	2,225	2,282,156
Gilead Sciences, Inc.:
2.35%, 2/01/20	405	415,454
2.55%, 9/01/20 (c)	545	566,304

		6,082,727
Capital Markets — 2.4%
Goldman Sachs Group, Inc., 5.95%, 1/18/18 (c)	1,800	1,917,518

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
5.75%, 10/18/16 (c)	$250	$253,348
2.38%, 7/23/19 (c)	3,100	3,151,147
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	143,145

		5,465,158
Chemicals — 0.2%
Lubrizol Corp., 8.88%, 2/01/19 (c)	423	503,882
Commercial Services & Supplies — 0.8%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)(c)	900	901,287
4.63%, 1/31/18 (a)(c)	950	969,000

		1,870,287
Consumer Finance — 4.5%
Capital One Financial Corp., 2.45%, 4/24/19 (c)	1,824	1,852,017
Capital One N.A., 2.35%, 8/17/18 (c)	565	572,895
Ford Motor Credit Co. LLC:
8.00%, 12/15/16	500	515,120
1.72%, 12/06/17 (c)	2,000	2,004,254
2.88%, 10/01/18 (c)	1,250	1,282,413
2.94%, 1/08/19	400	411,659
3.34%, 3/18/21	200	207,425
General Motors Financial Co., Inc., 3.10%, 1/15/19	470	480,133
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)	340	344,120
Synchrony Financial:
1.88%, 8/15/17 (c)	405	405,635
3.00%, 8/15/19 (c)	900	915,000
Toyota Motor Credit Corp., 2.13%, 7/18/19 (c)	1,000	1,026,744

		10,017,415
Diversified Financial Services — 3.0%
BAT International Finance PLC, 1.85%, 6/15/18 (a)(c)	700	707,651
BP Capital Markets PLC, 1.68%, 5/03/19	57	57,457
Hyundai Capital America, 2.40%, 10/30/18 (a)	215	218,003
Moody’s Corp., 2.75%, 7/15/19 (c)	690	711,607
SpareBank 1 Boligkreditt AS, 1.75%, 11/15/19 (a)	2,600	2,624,981
Voya Financial, Inc., 2.90%, 2/15/18 (c)	2,287	2,329,801

		6,649,500
Diversified Telecommunication Services — 1.9%
AT&T Inc.:
2.40%, 3/15/17	295	297,495
2.38%, 11/27/18	336	342,900
2.30%, 3/11/19 (c)	845	862,984
2.45%, 6/30/20	265	270,554
Verizon Communications, Inc.:
2.63%, 2/21/20 (c)	1,775	1,836,885
4.50%, 9/15/20 (c)	555	616,026

		4,226,844
Electric Utilities — 2.2%
Duke Energy Carolinas LLC:
4.30%, 6/15/20 (c)	700	778,749
3.90%, 6/15/21 (c)	550	606,582
Duke Energy Progress LLC, 5.30%, 1/15/19 (c)	880	968,899
Emera U.S. Finance LP, 2.15%, 6/15/19 (a)	235	237,734
Exelon Corp., 1.55%, 6/09/17	270	270,467

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Ohio Power Co., 6.05%, 5/01/18 (c)	$1,275	$1,374,949
Southern Co., 1.85%, 7/01/19 (c)	600	607,591

		4,844,971
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	354,354
Energy Equipment & Services — 0.2%
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)	475	484,267
Food & Staples Retailing — 0.8%
CVS Health Corp.:
2.80%, 7/20/20	155	161,397
2.13%, 6/01/21 (c)	575	582,071
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	950	981,542
2.60%, 6/01/21	120	122,239

		1,847,249
Health Care Equipment & Supplies — 0.9%
Medtronic, Inc., 2.50%, 3/15/20 (c)	1,000	1,037,113
St. Jude Medical, Inc., 2.00%, 9/15/18 (c)	615	622,026
Stryker Corp., 2.00%, 3/08/19	315	320,212

		1,979,351
Health Care Providers & Services — 0.6%
Aetna, Inc., 1.90%, 6/07/19 (c)	855	866,106
Anthem, Inc., 2.38%, 2/15/17 (c)	500	503,671

		1,369,777
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20	600	647,240
Insurance — 3.3%
AIA Group Ltd., 2.25%, 3/11/19 (a)	500	506,420
American International Group, Inc.:
2.30%, 7/16/19 (c)	1,000	1,017,534
3.30%, 3/01/21 (c)	1,340	1,384,361
AXIS Specialty Finance PLC, 2.65%, 4/01/19 (c)	736	743,954
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	120	121,960
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17 (c)	500	504,419
2.35%, 9/10/19 (c)	1,250	1,277,050
MassMutual Global Funding II, 2.00%, 4/15/21 (a)	500	506,435
New York Life Global Funding:
1.95%, 2/11/20 (a)(c)	705	713,798
2.00%, 4/13/21 (a)	230	233,068
Prudential Financial, Inc., 6.00%, 12/01/17 (c)	326	347,282

		7,356,281
IT Services — 1.4%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)(c)	1,668	1,708,132
Visa, Inc., 2.20%, 12/14/20 (c)	1,285	1,324,939

		3,033,071
Media — 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20 (a)(c)	1,005	1,050,671
Comcast Corp.:
5.70%, 7/01/19	425	480,503
5.15%, 3/01/20 (c)	900	1,017,046
COX Communications, Inc., 6.25%, 6/01/18 (a)(c)	1,000	1,073,831

Corporate Bonds	Par (000)	Value
Media (continued)
Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (c)	$942	$948,080
NBCUniversal Enterprise, Inc., 1.97%, 4/15/19 (a)(c)	1,250	1,277,911
NBCUniversal Media LLC, 5.15%, 4/30/20	570	646,070
Sky PLC:
6.10%, 2/15/18 (a)	278	297,232
2.63%, 9/16/19 (a)(c)	1,255	1,276,946

		8,068,290
Pharmaceuticals — 3.2%
Actavis Funding SCS, 2.35%, 3/12/18 (c)	3,295	3,339,908
Actavis, Inc., 1.88%, 10/01/17 (c)	1,684	1,692,408
Merck & Co, Inc., 1.30%, 5/18/18 (c)	2,000	2,018,986

		7,051,302
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)	290	291,364
Real Estate Investment Trusts (REITs) — 2.5%
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	101,298
HCP, Inc., 3.75%, 2/01/19 (c)	800	828,358
Prologis LP, 4.00%, 1/15/18 (c)	2,320	2,395,725
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18 (c)	657	660,357
Welltower, Inc., 4.70%, 9/15/17 (c)	1,450	1,502,853

		5,488,591
Road & Rail — 2.5%
Kansas City Southern, 1.33%, 10/28/16 (a)(b)	850	848,946
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)	90	91,702
3.38%, 3/15/18 (a)(c)	2,006	2,055,063
2.88%, 7/17/18 (a)	363	369,685
2.50%, 6/15/19 (a)	320	323,486
3.05%, 1/09/20 (a)	950	967,268
Ryder System, Inc.:
2.45%, 11/15/18	175	177,839
2.50%, 5/11/20 (c)	735	743,841

		5,577,830
Semiconductors & Semiconductor Equipment — 0.1%
Lam Research Corp., 2.75%, 3/15/20	138	141,026
Software — 0.8%
Oracle Corp.:
3.88%, 7/15/20 (c)	1,000	1,094,854
1.90%, 9/15/21	675	677,479

		1,772,333
Specialty Retail — 0.8%
QVC, Inc., 3.13%, 4/01/19 (c)	1,668	1,712,349
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., 1.78%, 2/23/21 (b)(c)	1,265	1,298,111
Tobacco — 1.7%
Altria Group, Inc., 4.75%, 5/05/21 (c)	650	741,409
Philip Morris International, Inc.:
1.38%, 2/25/19	135	136,050
4.50%, 3/26/20	325	362,520
1.88%, 2/25/21	160	161,897
Reynolds American, Inc.:
2.30%, 6/12/18 (c)	1,530	1,554,544
3.25%, 6/12/20 (c)	778	822,410

		3,778,830

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	3

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Trading Companies & Distributors — 2.0%
Air Lease Corp.:
2.13%, 1/15/18 (c)	$1,385	$1,378,075
2.63%, 9/04/18	160	159,966
3.38%, 1/15/19	500	510,000
3.38%, 6/01/21	155	158,870
GATX Corp.:
6.00%, 2/15/18	500	531,876
2.50%, 3/15/19 (c)	1,000	1,011,371
International Lease Finance Corp.:
6.75%, 9/01/16 (a)	527	529,635
7.13%, 9/01/18 (a)	210	230,567

		4,510,360
Total Corporate Bonds — 54.0%		120,157,249

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.8%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.89%, 10/25/34 (b)	21	21,154
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.19%, 11/25/34 (b)	4	4,108
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.75%, 5/20/34 (b)	128	121,127
JP Morgan Trust, Series 2015-3, Class A5, 3.50%, 1/25/45 (a)(b)	1,421	1,458,165
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.95%, 6/25/34 (b)	97	95,936

		1,700,490
Commercial Mortgage-Backed Securities — 29.6%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47	2,700	2,714,224
Series 2007-5, Class A4, 5.49%, 2/10/51	1,758	1,809,916
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW16, Class A4, 5.91%, 6/11/40 (b)	526	537,316
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)	750	775,162
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	1,882	1,944,751
Series 2007-PW18, Class AM 6.08%, 6/11/50 (b)	1,425	1,489,598
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/10/28 (a)	830	843,524
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A1A, 5.90%, 12/10/49 (b)	1,962	2,024,036
Series 2013-SMP, Class A, 2.11%, 1/12/30 (a)	1,199	1,207,622
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJA, 6.33%, 11/15/44 (b)	640	657,413
Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)	775	817,391
Commercial Mortgage Trust:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,782,416

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	$345	$344,955
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,420,582
Series 2015-CR23, Class A2, 2.85%, 5/10/48	3,740	3,912,102
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39	2,616	2,640,159
Series 2007-C2, Class AM 5.62%, 1/15/49 (b)	2,500	2,545,692
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	148	148,918
Series 2008-C1, Class A2, 6.27%, 2/15/41 (b)	54	54,311
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM, 5.51%, 9/15/39	2,005	2,003,665
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)	1,045	1,062,486
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)	1,283	1,283,954
GS Mortgage Securities Trust, Series 2007-GG10, Class A1A, 5.99%, 8/10/45 (b)	1,199	1,233,739
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	1,675	1,684,940
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	14	14,076
Series 2006-LDP7, Class AM, 6.18%, 4/15/45 (b)	1,321	1,319,694
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	1,159	1,168,961
Series 2013-WT, Class A, 2.80%, 2/16/25 (a)	1,994	2,007,833
Series 2015-CSMO, Class A, 1.69%, 1/15/32 (a)(b)	2,900	2,879,978
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class A4, 5.42%, 2/15/40	539	545,960
Series 2007-C2, Class A1A, 5.39%, 2/15/40	1,912	1,944,898
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	3,285	3,387,484
Series 2007-C7, Class AM, 6.36%, 9/15/45 (b)	1,350	1,425,831
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	1,843	1,921,274
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	756,953
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	699	704,022
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	301	301,802
Series 2007-HQ11, Class A4FL, 0.58%, 2/12/44 (b)	865	858,479
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)	2,775	2,794,240
Series 2007-IQ15, Class A4, 6.10%, 6/11/49 (b)	903	936,474
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4A, 6.25%, 8/15/45 (a)(b)	2,381	2,429,259

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series S Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	$173	$171,386
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	33	32,747
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4FL, 0.60%, 10/15/48 (a)(b)	907	904,195
Series 2007-C32, Class A1A, 5.89%, 6/15/49 (b)	703	723,145
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	1,145	1,175,645
Series 2007-C33, Class A4, 6.15%, 2/15/51 (b)	532	543,239
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)	610	628,137
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)	1,386	1,420,762
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	12	11,816

		65,947,162
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.95%, 9/15/48 (b)	5,081	281,010
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.47%, 3/10/46 (b)	3,422	213,065
Series 2015-CR23, Class XA, 1.15%, 5/10/48 (b)	2,610	154,131
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)	6,481	325,212
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.98%, 1/15/49 (b)	1,000	124,775
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.99%, 12/15/47 (b)	4,419	311,033
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.01%, 6/15/46 (b)	9,662	399,129
Series 2013-C15, Class XA, 0.70%, 8/15/46 (b)	7,341	195,705

		2,004,060
Total Non-Agency Mortgage-Backed Securities — 31.3%		69,651,712

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 1.9%
Freddie Mac:
Series 3959, Class MA, 4.51%, 11/15/41	404	446,304
Series 3986, Class M, 4.52%, 9/15/41	400	436,366
Series 4239, Class AB, 4.00%, 12/15/39	1,247	1,325,222
Series 4253, Class PA, 3.50%, 8/15/41	1,299	1,357,420
Series 4390, Class CA, 3.50%, 6/15/50	647	692,434

		4,257,746
Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac, Series KP03, Class A2, 1.78%, 7/25/19	3,063	3,108,666
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.43%, 1/25/22 (b)	1,398	122,430

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Freddie Mac, Series KW01, Class X1, 1.12%, 1/25/26 (b)	$2,124	$147,981

		270,411
Mortgage-Backed Securities — 35.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-7/01/31 (c)(e)	9,809	10,169,783
2.72%, 7/01/43 (b)	2,722	2,828,822
2.89%, 7/01/44 (b)	2,034	2,108,605
2.98%, 10/01/45 (b)	4,498	4,668,016
3.00%, 7/01/31 (e)	12,805	13,424,242
3.15%, 6/01/45 (b)	2,214	2,310,648
3.50%, 7/01/31 (e)	13,110	13,891,678
4.00%, 7/01/31-7/01/46 (e)	11,745	12,539,123
4.50%, 9/01/26	141	149,382
5.00%, 7/01/19-7/01/25 (c)	775	805,023
Freddie Mac Mortgage-Backed Securities:
1.00%, 4/27/18 (c)	4,420	4,428,314
1.05%, 4/27/18 (c)	4,420	4,420,221
1.13%, 10/11/18 (c)	815	815,022
2.64%, 3/01/45 (b)	2,382	2,473,582
3.05%, 5/01/45 (b)	3,520	3,668,361
5.00%, 1/01/19-9/01/21	340	352,253
5.50%, 5/01/22 (c)	315	331,898

		79,384,973
Total U.S. Government Sponsored Agency Securities — 39.1%		87,021,796

U.S. Treasury Obligations — 0.5%
U.S. Treasury Inflation Indexed Notes, 0.63%, 1/15/26	1,208	1,272,208
Total Long-Term Investments Cost — $370,554,763) — 166.2%		370,102,545

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.16% (f)	3,986,109	3,986,109
Total Short-Term Securities (Cost — $3,986,109) — 1.8%		3,986,109
Total Investments Before TBS Sale Commitments (Cost — $374,540,872*) — 168.0%		374,088,654

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage-Backed Securities, 4.00%, 7/01/46	$5,200	(5,575,226)
Total TBA Sale Commitments (Proceeds — $5,557,500) — (2.5)%		(5,575,226)
Total Investments Net of TBA Sale Commitments — 165.5%		368,513,428
Liabilities in Excess of Other Assets — (65.5)%		(145,906,128)

Net Assets — 100.0%		$222,607,300

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	5

Schedule of Investments (continued)	Series S Portfolio

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$374,542,563

Gross unrealized appreciation	$2,373,897
Gross unrealized depreciation	(2,827,806)

Net unrealized depreciation	$(453,909)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$2,059,219	$ 7,834
Goldman Sachs & Co.	$23,667,114	$117,911
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,971,428	$ 13,143
Morgan Stanley & Co. LLC	$1,401,371	$ 2,150
Wells Fargo Securities, LLC	$574,875	$ 5,163

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

   Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.55%	12/17/15	Open	$274,775	$275,584	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	950,000	953,307	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	671,888	674,406	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	855,000	858,205	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	879,592	882,890	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	926,250	929,722	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	942,500	946,033	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,007,500	1,011,277	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,184,375	1,188,815	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,296,706	1,301,567	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,373,750	1,378,900	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,875,000	1,882,029	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	283,500	284,472	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	380,700	382,005	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	500,850	502,567	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	852,750	855,673	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,003,500	1,006,939	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,171,875	1,175,891	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,178,125	1,182,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,182,838	1,186,891	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,313,250	1,317,751	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,379,820	1,384,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,410,000	1,414,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,439,125	1,444,057	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,582,960	1,588,385	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,863,000	1,869,385	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,935,790	1,942,425	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,362,500	2,370,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/21/15	Open	477,500	479,103	Corporate Bonds	Open/Demand

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	2/3/16	Open	$1,704,000	$1,708,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	3/1/16	Open	1,316,000	1,318,815	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	4/21/16	Open	972,500	973,728	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	4/21/16	Open	1,246,450	1,248,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	4/21/16	Open	1,905,000	1,907,405	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	4/21/16	Open	2,158,250	2,160,974	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.45%	4/28/16	Open	813,981	814,632	U.S. Government Sponsored Agency Securities	Open/Demand
Deutsche Bank Securities, Inc.	0.45%	4/28/16	Open	4,414,475	4,418,007	U.S. Government Sponsored Agency Securities	Open/Demand
Deutsche Bank Securities, Inc.	0.45%	4/28/16	Open	4,414,475	4,418,007	U.S. Government Sponsored Agency Securities	Open/Demand
RBC Capital Markets, LLC	0.64%	4/28/16	Open	1,192,625	1,193,982	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	4/28/16	Open	1,438,200	1,439,836	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.65%	4/28/16	Open	2,157,300	2,159,793	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/2/16	Open	1,053,750	1,054,892	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/2/16	Open	1,208,075	1,209,384	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	5/2/16	Open	1,298,125	1,299,748	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/6/16	Open	638,550	639,161	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/6/16	Open	678,125	678,774	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/6/16	Open	980,000	980,938	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/6/16	Open	960,000	960,956	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/6/16	Open	967,500	968,463	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/6/16	Open	4,006,080	4,010,068	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/11/16	Open	967,500	968,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/11/16	Open	1,601,280	1,602,732	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	5/11/16	Open	1,534,560	1,536,190	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	5/11/16	Open	1,953,000	1,955,075	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/12/16	Open	750,750	751,428	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/12/16	Open	939,400	940,248	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	5/12/16	Open	901,600	902,539	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/12/16	Open	531,375	531,847	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/12/16	Open	577,500	578,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/12/16	Open	695,500	696,118	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	5/16/16	Open	583,688	584,162	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	5/16/16	Open	581,944	582,489	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	5/16/16	Open	586,675	587,225	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	5/16/16	Open	3,006,276	3,010,134	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/16/16	Open	1,258,750	1,259,757	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	244,000	244,219	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	483,000	483,433	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	489,000	489,438	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	635,000	635,569	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	679,000	679,608	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	707,000	707,633	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	724,000	724,649	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75%	5/18/16	Open	795,000	795,712	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60%	6/15/16	7/19/16	3,364,000	3,364,841	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	0.64%	6/17/16	Open	327,630	327,711	Corporate Bonds	Open/Demand

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	7

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	6/17/16	Open	$487,325	$487,446	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	539,575	539,709	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	546,250	546,386	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	570,000	570,142	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	582,750	582,895	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	624,150	624,305	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	705,600	705,776	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	770,220	770,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	812,250	812,452	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/17/16	Open	823,450	823,655	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/17/16	Open	949,725	950,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/20/16	Open	2,218,390	2,218,824	Corporate Bonds	Open/Demand
Total				$102,625,992	$102,805,597

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

   Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(37)	U.S. Treasury Notes (10 Year)	September 2016	$ 4,920,422	$(48,032)
236	U.S. Treasury Notes (2 Year)	September 2016	$51,761,438	47,865
(342)	U.S. Treasury Notes (5 Year)	September 2016	$41,780,109	(543,778)
(23)	U.S. Ultra Treasury Notes (10 Year)	September 2016	$ 3,350,453	2,833
111	Euro Dollar	December 2016	$27,562,688	56,637
(111)	Euro Dollar	December 2017	$27,521,063	(91,176)
Total				$(575,651)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.99%[1]	3-month LIBOR	11/25/17	$30,000	$128,185
0.86%[1]	3-month LIBOR	5/10/18	$13,000	35,790
0.86%[1]	3-month LIBOR	5/13/18	$22,000	62,378
1.22%[2]	3-month LIBOR	5/18/21	$10,000	(122,986)
1.30%[2]	3-month LIBOR	5/20/21	$10,000	(161,468)
Total				$(58,101)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Schedule of Investments (continued)	Series S Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$87,435,992	$4,563,588	$91,999,580
Corporate Bonds	—	120,157,249	—	120,157,249
Non-Agency Mortgage-Backed Securities	—	69,618,965	32,747	69,651,712
U.S. Government Sponsored Agency Securities	—	87,021,796	—	87,021,796
U.S. Treasury Obligations	—	1,272,208	—	1,272,208
Short-Term Securities	$3,986,109	—	—	3,986,109
Liabilities:
Investments:
TBA Sale Commitments	—	(5,575,226)	—	(5,575,226)

Total	$3,986,109	$359,930,984	$4,596,335	$368,513,428

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$107,335	$226,353	—	$333,688
Liabilities:
Interest rate contracts	(682,986)	(284,454)	—	(967,440)
Total	$(575,651)	$(58,101)	$—	$(633,752)

[1]	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,085	—	—	$5,085
Cash pledged:
Futures contracts	306,920	—	—	306,920
Centrally cleared swaps	241,930	—	—	241,930
Liabilities:
Reverse repurchase agreements	—	$(102,805,597)	—	(102,805,597)

Total	$553,935	$(102,805,597)	—	$(102,251,662)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016	9

Schedule of Investments (concluded)	Series S Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2016	$2,990,400	$48,789	$3,039,189
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	106	3	109
Net realized gain (loss)	—	171	171
Net change in unrealized appreciation (depreciation)[1]	13,164	(38)	13,126
Purchases	1,559,918	—	1,559,918
Sales	—	(16,178)	(16,178)
Maturities	—	—	—

Closing Balance, as of June 30, 2016	$4,563,588	$32,747	$4,596,335

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$13,164	$(38)	$13,126

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: August 24, 2016